UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2841

Fidelity Capital Trust
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
(Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2003

Item 1. Reports to Stockholders

Fidelity®

Capital Appreciation

Fund

Semiannual Report

April 30, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

This shareholder update and report on the performance of your fund is among the first to be produced under the new Sarbanes-Oxley Public Company Accounting and Investor Protection Act of 2002. This act requires that public companies certify, under penalty of law, the financial information they report to shareholders. It was adopted by Congress in reaction to several incidents of corporate malfeasance that brought the integrity of management of some publicly traded companies into question.

After the act was signed into law, the Securities and Exchange Commission interpreted it as applying to mutual funds as well as public companies. Thus, every mutual fund now is required to certify that the financial information provided in annual and semiannual reports to shareholders fully and fairly presents its financial position.

There is little doubt that the intent of Congress and regulators in this matter is a noble one - to improve the accuracy and accountability of financial reporting to investors by corporate America. We in no way condone any of the activities that brought about these requirements, and we welcome any and every reasonable proposal to strengthen investor protection and information disclosure.

That said, we are proud that mutual funds have always provided full and fair disclosure. Governed by the Investment Company Act of 1940 - and monitored and regulated by federal and state agencies, industry oversight associations, and independent directors - mutual funds are among the most transparent of all financial products. For example, the prices of mutual fund shares are established and published every business day, and the majority of members of the Board of Trustees that oversees our funds are not affiliated with the business of Fidelity. The disclosure standards of mutual funds actually have become models for governance and transparency across corporate America.

We are, of course, complying in full with the letter of this new requirement and hope that any future efforts by Congress to reassure investors about the honesty of corporate America will focus on practical and substantive solutions of genuine value to shareholders.

This sort of careful consideration was evident as Congress deliberated President Bush's tax cut package this spring, then enacted legislation that contains a variety of benefits for American families, investors and businesses. Although the final bill did not completely eliminate the tax that individual investors pay when they receive dividends from companies, it still will benefit American investors, and we applaud it in the spirit of compromise that marked the debate in Congress.

At Fidelity, we are committed to acting at all times in accordance with the highest standards of integrity and in the best interests of our fund shareholders. We are proud of the amount of information we provide to those who invest in our funds and pleased to continue that level of communication with you in these reports.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Ten Stocks as of April 30, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Lennar Corp.	4.9	5.9
Yahoo!, Inc.	4.4	7.1
Liberty Media Corp. Class A	3.9	0.3
Microsoft Corp.	3.8	5.0
Univision Communications, Inc. Class A	3.4	2.9
Viacom, Inc. Class B (non-vtg.)	2.9	1.3
AOL Time Warner, Inc.	2.7	2.2
St. Jude Medical, Inc.	2.6	1.3
Nokia Corp. sponsored ADR	2.5	2.1
Motorola, Inc.	2.3	0.0
	33.4
Top Five Market Sectors as of April 30, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	28.9	23.5
Information Technology	28.6	38.7
Health Care	12.4	13.6
Financials	10.4	2.7
Energy	4.9	3.8
Asset Allocation (% of fund's net assets)
As of April 30, 2003*		As of October 31, 2002**
	Stocks 96.5%		Stocks 97.4%
	Short-Term Investments and Net Other Assets 3.5%		Short-Term Investments and Net Other Assets 2.6%
* Foreign investments	12.0%	** Foreign investments	8.4%

Semiannual Report

Investments April 30, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.5%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 28.9%
Auto Components - 0.3%
NOK Corp.	400,000	$ 5,565
Distributors - 0.1%
Handleman Co. (a)	92,100	1,561
Hotels, Restaurants & Leisure - 1.7%
McDonald's Corp.	400,000	6,840
Starbucks Corp. (a)	1,200,000	28,188
		35,028
Household Durables - 7.8%
Beazer Homes USA, Inc. (a)	100,000	7,025
D.R. Horton, Inc.	212,970	5,047
Daito Trust Construction Co.	442,500	8,467
Garmin Ltd. (a)	186,564	7,907
George Wimpey PLC	1,000,000	4,001
Lennar Corp.	1,923,818	104,348
Lennar Corp. Class B	192,381	10,302
Maytag Corp.	548,980	11,441
Nintendo Co. Ltd.	86,500	6,781
		165,319
Internet & Catalog Retail - 1.5%
Amazon.com, Inc. (a)	466,300	13,369
eBay, Inc. (a)	93,300	8,655
Senshukai Co. Ltd.	582,000	3,466
USA Interactive (a)	234,965	7,037
		32,527
Media - 16.4%
AOL Time Warner, Inc. (a)	4,198,826	57,440
Cablevision Systems Corp. - NY Group Class A (a)	279,800	6,273
Clear Channel Communications, Inc. (a)	200,000	7,822
Comcast Corp.:
Class A (a)	244,210	7,793
Class A (special) (a)	58,600	1,762
Fox Entertainment Group, Inc. Class A (a)	200,000	5,080
Lamar Advertising Co. Class A (a)	200,000	7,184
Liberty Media Corp. Class A (a)	7,517,590	82,693
Playboy Enterprises, Inc.:
Class A (a)	25,000	219
Class B (non-vtg.) (a)	2,325,600	22,605
Radio One, Inc.:
Class A (a)	401,600	6,237
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Radio One, Inc.: - continued
Class D (non-vtg.) (a)	603,200	$ 9,229
Univision Communications, Inc. Class A (a)	2,368,300	71,712
Viacom, Inc. Class B (non-vtg.) (a)	1,434,100	62,254
		348,303
Specialty Retail - 1.1%
Gadzooks, Inc. (a)	150,000	617
Gap, Inc.	586,900	9,760
Toys 'R' Us, Inc. (a)	1,000,000	10,250
Yamada Denki Co. Ltd.	150,000	2,902
		23,529
TOTAL CONSUMER DISCRETIONARY		611,832
CONSUMER STAPLES - 2.7%
Beverages - 0.6%
PepsiCo, Inc.	1,800	78
Robert Mondavi Corp. Class A (a)	200,000	4,908
The Coca-Cola Co.	200,000	8,080
		13,066
Food Products - 1.3%
American Italian Pasta Co. Class A (a)	233,800	10,311
McCormick & Co., Inc. (non-vtg.)	600,000	14,874
Tyson Foods, Inc. Class A	282,200	2,718
		27,903
Personal Products - 0.5%
Avon Products, Inc.	164,380	9,562
Tobacco - 0.3%
Altria Group, Inc.	207,100	6,370
TOTAL CONSUMER STAPLES		56,901
ENERGY - 4.9%
Energy Equipment & Services - 3.9%
BJ Services Co. (a)	93,300	3,406
Carbo Ceramics, Inc.	347,400	13,069
ENSCO International, Inc.	466,970	11,861
GlobalSantaFe Corp.	200,000	4,232
Grant Prideco, Inc. (a)	65,000	742
Common Stocks - continued
	Shares	Value (Note 1) (000s)
ENERGY - continued
Energy Equipment & Services - continued
Maverick Tube Corp. (a)	500,000	$ 8,895
Nabors Industries Ltd. (a)	64,575	2,531
Noble Corp. (a)	900,000	27,855
Transocean, Inc.	476,596	9,079
		81,670
Oil & Gas - 1.0%
Burlington Resources, Inc.	186,500	8,637
EOG Resources, Inc.	150,000	5,607
Knightsbridge Tankers Ltd.	13,700	168
Teekay Shipping Corp.	180,000	6,831
		21,243
TOTAL ENERGY		102,913
FINANCIALS - 10.4%
Banks - 0.5%
Fifth Third Bancorp	139,900	6,896
HSBC Holdings PLC sponsored ADR	1,284	70
Mizuho Financial Group, Inc. (a)	124	66
Synovus Financial Corp.	186,600	3,633
		10,665
Diversified Financials - 6.9%
Ameritrade Holding Corp. (a)	1,863,290	9,354
Charles Schwab Corp.	1,460,100	12,601
Daiwa Securities Group, Inc.	663,500	2,617
Fannie Mae	466,600	33,777
Freddie Mac	98,900	5,726
Goldman Sachs Group, Inc.	50,000	3,795
JAFCO Co. Ltd.	223,000	8,084
Merrill Lynch & Co., Inc.	419,800	17,233
Morgan Stanley	186,700	8,355
Nomura Holdings, Inc.	4,542,500	45,121
		146,663
Insurance - 2.2%
Allstate Corp.	479,900	18,135
Progressive Corp.	279,700	19,020
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Insurance - continued
Sun Life Financial Services of Canada, Inc.	100,000	$ 2,054
XL Capital Ltd. Class A	93,300	7,679
		46,888
Real Estate - 0.8%
Alexandria Real Estate Equities, Inc.	190,300	8,050
Apartment Investment & Management Co. Class A	93,300	3,523
LNR Property Corp.	90,268	3,179
Mitsubishi Estate Co. Ltd.	200,000	1,174
		15,926
TOTAL FINANCIALS		220,142
HEALTH CARE - 12.4%
Health Care Equipment & Supplies - 7.0%
Advanced Medical Optics, Inc. (a)	11,111	156
Boston Scientific Corp. (a)	559,600	24,091
Fisher Scientific International, Inc. (a)	186,500	5,373
Medtronic, Inc.	573,300	27,369
St. Jude Medical, Inc. (a)	1,070,500	56,158
Stryker Corp.	93,300	6,252
Zimmer Holdings, Inc. (a)	623,400	29,237
		148,636
Health Care Providers & Services - 1.8%
Anthem, Inc. (a)	73,171	5,022
Cardinal Health, Inc.	100,000	5,528
HCA, Inc.	166,200	5,335
Health Management Associates, Inc. Class A	150,000	2,559
McKesson Corp.	50,000	1,387
Tenet Healthcare Corp. (a)	475,000	7,049
UnitedHealth Group, Inc.	110,500	10,180
		37,060
Pharmaceuticals - 3.6%
Allergan, Inc.	93,300	6,554
Forest Laboratories, Inc. (a)	80,465	4,162
Johnson & Johnson	800,000	45,088
Mylan Laboratories, Inc.	150	4
Pfizer, Inc.	651,700	20,040
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Sepracor, Inc. (a)	20,000	$ 383
SICOR, Inc. (a)	14,600	262
		76,493
TOTAL HEALTH CARE		262,189
INDUSTRIALS - 4.7%
Air Freight & Logistics - 0.5%
FedEx Corp.	186,500	11,168
Airlines - 0.1%
Deutsche Lufthansa AG:
(Reg.) (c)	100,000	1,056
(Reg.)	100,000	1,056
		2,112
Commercial Services & Supplies - 3.8%
Ceridian Corp. (a)	933,400	13,021
Cintas Corp.	100,000	3,590
Corinthian Colleges, Inc. (a)	93,200	4,268
HON Industries, Inc.	108,700	3,215
Hudson Highland Group, Inc. (a)	42,637	632
Pegasus Solutions, Inc. (a)	697,150	8,296
Republic Services, Inc. (a)	1,214,400	26,061
Robert Half International, Inc. (a)	768,700	12,514
TMP Worldwide, Inc. (a)	568,500	9,534
		81,131
Machinery - 0.1%
THK Co. Ltd.	275,100	2,545
Road & Rail - 0.2%
Union Pacific Corp.	50,000	2,976
TOTAL INDUSTRIALS		99,932
INFORMATION TECHNOLOGY - 28.6%
Communications Equipment - 7.2%
Cable Design Technologies Corp. (a)	750,000	5,183
Cisco Systems, Inc. (a)	1,638,500	24,643
Comverse Technology, Inc. (a)	322,900	4,220
Lucent Technologies, Inc. (a)	34,789	63
Motorola, Inc.	6,269,700	49,593
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Nokia Corp. sponsored ADR	3,227,500	$ 53,480
Scientific-Atlanta, Inc.	1,000,000	16,250
		153,432
Computers & Peripherals - 1.8%
Dell Computer Corp. (a)	560,800	16,213
EMC Corp. (a)	1,964,100	17,854
Sun Microsystems, Inc. (a)	946,700	3,124
		37,191
Electronic Equipment & Instruments - 0.5%
Nichicon Corp.	966,800	9,888
Tech Data Corp. (a)	57,100	1,370
Varian, Inc. (a)	11,900	376
		11,634
Internet Software & Services - 6.1%
Expedia, Inc. (a)	127,220	7,352
Homestore, Inc. (a)	2,548,560	2,141
Yahoo Japan Corp. (a)	2,331	26,271
Yahoo!, Inc. (a)	3,757,190	93,103
		128,867
IT Consulting & Services - 0.0%
Electronic Data Systems Corp.	2,100	38
Semiconductor Equipment & Products - 7.6%
Agere Systems, Inc.:
Class A (a)	375	1
Class B (a)	942,003	1,611
Analog Devices, Inc. (a)	1,216,000	40,274
ASML Holding Nv (NY Shares) (a)	300,000	2,643
Broadcom Corp. Class A (a)	300,000	5,367
Intel Corp.	1,487,300	27,366
Intersil Corp. Class A (a)	276,800	5,121
KLA-Tencor Corp. (a)	829,400	34,005
Micron Technology, Inc. (a)	1,452,000	12,342
Novellus Systems, Inc. (a)	113,800	3,191
Semtech Corp. (a)	805,100	12,801
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR (a)	330,000	2,762
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Semiconductor Equipment & Products - continued
Teradyne, Inc. (a)	450,000	$ 5,220
Texas Instruments, Inc.	465,600	8,609
		161,313
Software - 5.4%
BEA Systems, Inc. (a)	1,815,195	19,441
Microsoft Corp.	3,183,600	81,405
Nippon System Development Co. Ltd.	125,000	1,235
Oracle Corp. (a)	1,000,000	11,880
		113,961
TOTAL INFORMATION TECHNOLOGY		606,436
MATERIALS - 2.8%
Chemicals - 1.3%
BOC Group PLC	46,600	588
Dow Chemical Co.	279,850	9,134
Lyondell Chemical Co.	186,700	2,716
Nitto Denko Corp.	400,000	11,540
Praxair, Inc.	50,000	2,904
		26,882
Construction Materials - 0.4%
Lafarge North America, Inc.	633	20
Martin Marietta Materials, Inc.	300,000	8,871
		8,891
Containers & Packaging - 0.4%
Pactiv Corp. (a)	400,000	8,208
Metals & Mining - 0.7%
Alcoa, Inc.	300,000	6,879
Chubu Steel Plate Co. Ltd.	60,000	47
Newmont Mining Corp. Holding Co.	200,000	5,404
Pechiney SA Series A	100,000	2,891
		15,221
TOTAL MATERIALS		59,202
TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.7%
AT&T Corp.	150,980	2,574
Common Stocks - continued
	Shares	Value (Note 1) (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Citizens Communications Co. (a)	1,073,100	$ 11,729
France Telecom SA	8,300	192
JSAT Corp.	60	192
		14,687
Wireless Telecommunication Services - 0.1%
NTT DoCoMo, Inc.	1,355	2,804
TOTAL TELECOMMUNICATION SERVICES		17,491
UTILITIES - 0.3%
Electric Utilities - 0.1%
Edison International (a)	93,300	1,361
Multi-Utilities & Unregulated Power - 0.2%
Equitable Resources, Inc.	100,000	3,842
TOTAL UTILITIES		5,203
TOTAL COMMON STOCKS (Cost $1,955,307)		2,042,241
Preferred Stocks - 0.0%

Convertible Preferred Stocks - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies Series E (d)	15,100	15
Nonconvertible Preferred Stocks - 0.0%
MATERIALS - 0.0%
Metals & Mining - 0.0%
Freeport-McMoRan Copper & Gold, Inc. (depositary shares)	9,100	82
TOTAL PREFERRED STOCKS (Cost $415)		97
Money Market Funds - 5.8%
	Shares	Value (Note 1) (000s)
Fidelity Cash Central Fund, 1.29% (b)	54,151,345	$ 54,151
Fidelity Securities Lending Cash Central Fund, 1.3% (b)	69,374,780	69,375
TOTAL MONEY MARKET FUNDS (Cost $123,526)		123,526
TOTAL INVESTMENT PORTFOLIO - 102.3% (Cost $2,079,248)		2,165,864
NET OTHER ASSETS - (2.3)%	(48,516)
NET ASSETS - 100%	$ 2,117,348
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $1,056,000 or 0.0% of net assets.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Chorum Technologies Series E	9/19/00	$ 260
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	88.0%
Japan	6.6
Finland	2.5
Cayman Islands	1.9
Others (individually less than 1%)	1.0
100.0%
Purchases and sales of securities, other than short-term securities, aggregated $906,594,000 and $695,715,000, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $94,000 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $15,000 or 0.0% of net assets.

Income Tax Information
At October 31, 2002, the fund had a capital loss carryforward of approximately $123,740,000 of which $29,447,000 and $94,293,000 will expire on October 31, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)		April 30, 2003 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $67,114) (cost $2,079,248) - See accompanying schedule		$ 2,165,864
Cash		39
Receivable for investments sold		5,493
Receivable for fund shares sold		36,916
Dividends receivable		856
Interest receivable		83
Other receivables		110
Total assets		2,209,361

Liabilities
Payable for investments purchased	$ 19,185
Payable for fund shares redeemed	2,367
Accrued management fee	975
Other payables and accrued expenses	111
Collateral on securities loaned, at value	69,375
Total liabilities		92,013

Net Assets		$ 2,117,348
Net Assets consist of:
Paid in capital		$ 2,207,525
Accumulated net investment loss		(5,648)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(171,149)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		86,620
Net Assets, for 118,838 shares outstanding		$ 2,117,348
Net Asset Value, offering price and redemption price per share ($2,117,348 ÷ 118,838 shares)		$ 17.82

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands		Six months ended April 30, 2003 (Unaudited)

Investment Income
Dividends		$ 4,790
Interest		626
Security lending		235
Total income		5,651

Expenses
Management fee Basic fee	$ 5,415
Performance adjustment	(312)
Transfer agent fees	2,197
Accounting and security lending fees	205
Non-interested trustees' compensation	4
Depreciation in deferred trustee compensation account	(8)
Custodian fees and expenses	34
Registration fees	48
Audit	15
Legal	8
Miscellaneous	114
Total expenses before reductions	7,720
Expense reductions	(426)	7,294
Net investment income (loss)		(1,643)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(31,711)
Foreign currency transactions	(86)
Total net realized gain (loss)		(31,797)
Change in net unrealized appreciation (depreciation) on: Investment securities	203,197
Assets and liabilities in foreign currencies	3
Total change in net unrealized appreciation (depreciation)		203,200
Net gain (loss)		171,403
Net increase (decrease) in net assets resulting from operations		$ 169,760

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2003 (Unaudited)	Year ended October 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (1,643)	$ (7,237)
Net realized gain (loss)	(31,797)	(100,914)
Change in net unrealized appreciation (depreciation)	203,200	(133,024)
Net increase (decrease) in net assets resulting from operations	169,760	(241,175)
Share transactions Net proceeds from sales of shares	460,354	242,587
Cost of shares redeemed	(217,755)	(414,424)
Net increase (decrease) in net assets resulting from share transactions	242,599	(171,837)
Total increase (decrease) in net assets	412,359	(413,012)

Net Assets
Beginning of period	1,704,989	2,118,001
End of period (including accumulated net investment loss of $5,648 and accumulated net investment loss of $4,005, respectively)	$ 2,117,348	$ 1,704,989
Other Information Shares
Sold	27,287	12,958
Redeemed	(13,148)	(22,317)
Net increase (decrease)	14,139	(9,359)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 16.28	$ 18.57	$ 25.82	$ 25.73	$ 19.29	$ 21.66
Income from Investment Operations
Net investment income (loss)E	(.01)	(.07)	.04	.04G	.13	.09H
Net realized and unrealized gain (loss)	1.55	(2.22)	(5.01)	2.11	6.86	.47
Total from investment operations	1.54	(2.29)	(4.97)	2.15	6.99	.56
Distributions from net investment income	-	-	(.15)	(.57)	(.10)	(.08)
Distributions from net realized gain	-	-	(2.13)	(1.49)	(.45)	(2.85)
Total distributions	-	-	(2.28)	(2.06)	(.55)	(2.93)
Net asset value, end of period	$ 17.82	$ 16.28	$ 18.57	$ 25.82	$ 25.73	$ 19.29
Total ReturnB,C,D	9.46%	(12.33)%	(20.86)%	8.14%	36.98%	2.56%
Ratios to Average Net AssetsF
Expenses before expense reductions	.83%A	1.07%	.94%	.85%	.67%	.70%
Expenses net of voluntary waivers, if any	.83%A	1.07%	.94%	.85%	.67%	.70%
Expenses net of all reductions	.79%A	1.03%	.91%	.83%	.65%	.67%
Net investment income (loss)	(.18)%A	(.35)%	.17%	.15%	.56%	.46%
Supplemental Data
Net assets, end of period (in millions)	$ 2,117	$ 1,705	$ 2,118	$ 2,948	$ 2,936	$ 2,292
Portfolio turnover rate	78%A	80%	120%	85%	78%	121%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the former sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

G Investment income per share reflects a special dividend which amounted to $.03 per share.

H Investment income per share reflects a special dividend which amounted to $.04 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2003 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Capital Appreciation Fund (the fund) is a fund of Fidelity Capital Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. The fund estimates the components of distributions received from Real Estate Investment Trusts (REITs). Distributions received in excess of income are recorded as a reduction of cost of investments and/or realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), non-taxable dividends, net operating losses, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 323,515	|
Unrealized depreciation	(238,322)
Net unrealized appreciation (depreciation)	$ 85,193
Cost for federal income tax purposes	$ 2,080,671

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28%

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .55% of the fund's average net assets.

Sales Load. Prior to October 12, 1990, Fidelity Distributors Corporation (FDC), an affiliate of FMR, received a deferred sales charge of up to 1%. Shares purchased before October 12, 1990 are subject to a 1% deferred sales charge upon redemption. For the period, FDC received deferred sales charges of $52, all of which was retained on redemption of shares of the fund.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .24% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $624 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $422 for the period. In addition, through arrangements with the fund's transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's transfer agent expenses by $4.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

Fidelity's Growth Funds

Aggressive Growth Fund

Blue Chip Growth Fund

Capital Appreciation Fund

Contrafund®

Contrafund® II

Disciplined Equity Fund

Dividend Growth Fund

Export and Multinational Fund

Fidelity Fifty®

Fidelity Value Discovery Fund

Focused Stock Fund

Growth Company Fund

Independence Fund

Large Cap Stock Fund

Leveraged Company Stock Fund

Low-Priced Stock Fund

Magellan® Fund

Mid-Cap Stock Fund

New Millennium Fund®

OTC Portfolio

Small Cap Independence Fund

Small Cap Stock Fund

Stock Selector

Structured Large Cap Growth Fund

Structured Large Cap Value Fund

Structured Mid Cap Growth Fund

Structured Mid Cap Value Fund

Tax Managed Stock Fund

Trend Fund

Value Fund

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

CAF-USAN-0603
1.784911.100

Fidelity®

Disciplined Equity

Fund

Semiannual Report

April 30, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

This shareholder update and report on the performance of your fund is among the first to be produced under the new Sarbanes-Oxley Public Company Accounting and Investor Protection Act of 2002. This act requires that public companies certify, under penalty of law, the financial information they report to shareholders. It was adopted by Congress in reaction to several incidents of corporate malfeasance that brought the integrity of management of some publicly traded companies into question.

After the act was signed into law, the Securities and Exchange Commission interpreted it as applying to mutual funds as well as public companies. Thus, every mutual fund now is required to certify that the financial information provided in annual and semiannual reports to shareholders fully and fairly presents its financial position.

There is little doubt that the intent of Congress and regulators in this matter is a noble one - to improve the accuracy and accountability of financial reporting to investors by corporate America. We in no way condone any of the activities that brought about these requirements, and we welcome any and every reasonable proposal to strengthen investor protection and information disclosure.

That said, we are proud that mutual funds have always provided full and fair disclosure. Governed by the Investment Company Act of 1940 - and monitored and regulated by federal and state agencies, industry oversight associations, and independent directors - mutual funds are among the most transparent of all financial products. For example, the prices of mutual fund shares are established and published every business day, and the majority of members of the Board of Trustees that oversees our funds are not affiliated with the business of Fidelity. The disclosure standards of mutual funds actually have become models for governance and transparency across corporate America.

We are, of course, complying in full with the letter of this new requirement and hope that any future efforts by Congress to reassure investors about the honesty of corporate America will focus on practical and substantive solutions of genuine value to shareholders.

This sort of careful consideration was evident as Congress deliberated President Bush's tax cut package this spring, then enacted legislation that contains a variety of benefits for American families, investors and businesses. Although the final bill did not completely eliminate the tax that individual investors pay when they receive dividends from companies, it still will benefit American investors, and we applaud it in the spirit of compromise that marked the debate in Congress.

At Fidelity, we are committed to acting at all times in accordance with the highest standards of integrity and in the best interests of our fund shareholders. We are proud of the amount of information we provide to those who invest in our funds and pleased to continue that level of communication with you in these reports.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Ten Stocks as of April 30, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	3.5	2.3
Microsoft Corp.	3.4	3.8
Pfizer, Inc.	3.1	2.3
General Electric Co.	3.0	1.8
Wal-Mart Stores, Inc.	2.4	3.0
Procter & Gamble Co.	2.3	2.6
International Business Machines Corp.	2.1	0.5
Merck & Co., Inc.	2.0	1.0
Citigroup, Inc.	1.8	1.5
Dell Computer Corp.	1.7	2.1
	25.3
Top Five Market Sectors as of April 30, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	19.3	20.1
Health Care	16.6	16.0
Information Technology	15.9	14.6
Consumer Discretionary	14.8	16.4
Industrials	10.1	11.4
Asset Allocation (% of fund's net assets)
As of April 30, 2003 *		As of October 31, 2002 **
	Stocks and Equity Futures 98.5%		Stocks, Investment Companies and Equity Futures 98.8%
	Short-Term Investments and Net Other Assets 1.5%		Short-Term Investments and Net Other Assets 1.2%
* Foreign investments	0.3%	** Foreign investments	1.3%

Semiannual Report

Investments April 30, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 14.8%
Auto Components - 0.1%
American Axle & Manufacturing Holdings, Inc. (a)	75,000	$ 1,869
Automobiles - 0.1%
Harley-Davidson, Inc.	100,000	4,444
Hotels, Restaurants & Leisure - 1.2%
CBRL Group, Inc.	48,900	1,559
GTECH Holdings Corp. (a)	150,000	5,051
Harrah's Entertainment, Inc. (a)	150,000	5,909
International Game Technology (a)	225,400	19,452
MGM Mirage, Inc. (a)	200,000	5,684
		37,655
Household Durables - 1.7%
Black & Decker Corp.	150,000	6,188
KB Home	130,000	6,405
Lennar Corp.	220,500	11,960
Lennar Corp. Class B	22,050	1,181
NVR, Inc. (a)	35,100	12,557
Ryland Group, Inc.	230,000	12,473
		50,764
Internet & Catalog Retail - 1.2%
eBay, Inc. (a)	375,000	34,789
Leisure Equipment & Products - 0.4%
Eastman Kodak Co.	200,000	5,982
Mattel, Inc.	280,000	6,087
		12,069
Media - 3.0%
AOL Time Warner, Inc. (a)	600,000	8,208
Clear Channel Communications, Inc. (a)	130,000	5,084
Comcast Corp. Class A (a)	500,000	15,955
Fox Entertainment Group, Inc. Class A (a)	400,000	10,160
Pixar (a)	50,000	2,920
Tribune Co.	250,000	12,245
Viacom, Inc. Class B (non-vtg.) (a)	859,500	37,311
		91,883
Multiline Retail - 2.7%
99 Cents Only Stores (a)	80,000	2,357
JCPenney Co., Inc.	300,000	5,118
Wal-Mart Stores, Inc.	1,326,100	74,686
		82,161
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - 3.9%
Abercrombie & Fitch Co. Class A (a)	300,000	$ 9,864
AutoNation, Inc. (a)	77,100	1,068
AutoZone, Inc. (a)	75,000	6,061
Bed Bath & Beyond, Inc. (a)	300,000	11,853
Best Buy Co., Inc. (a)	200,000	6,916
Chico's FAS, Inc. (a)	200,000	4,868
Claire's Stores, Inc.	100,000	2,599
Home Depot, Inc.	950,000	26,724
Lowe's Companies, Inc.	536,500	23,547
Office Depot, Inc. (a)	500,000	6,330
Pacific Sunwear of California, Inc. (a)	150,000	3,425
Rent-A-Center, Inc. (a)	32,500	2,087
Staples, Inc. (a)	160,000	3,046
Williams-Sonoma, Inc. (a)	300,000	7,764
Zale Corp. (a)	75,000	2,621
		118,773
Textiles, Apparel & Luxury Goods - 0.5%
Coach, Inc. (a)	175,000	7,614
Jones Apparel Group, Inc. (a)	220,000	6,274
		13,888
TOTAL CONSUMER DISCRETIONARY		448,295
CONSUMER STAPLES - 7.6%
Beverages - 1.9%
Anheuser-Busch Companies, Inc.	288,000	14,365
Coca-Cola Enterprises, Inc.	200,000	3,898
Constellation Brands, Inc. Class A (a)	100,000	2,681
PepsiCo, Inc.	389,200	16,845
The Coca-Cola Co.	478,800	19,344
		57,133
Food & Drug Retailing - 0.5%
Sysco Corp.	548,100	15,747
Whole Foods Market, Inc. (a)	18,300	1,086
		16,833
Food Products - 1.5%
ConAgra Foods, Inc.	200,000	4,200
Dean Foods Co. (a)	120,000	5,224
Fresh Del Monte Produce, Inc.	75,000	1,461
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Food Products - continued
General Mills, Inc.	150,000	$ 6,767
Hershey Foods Corp.	154,000	10,049
Kellogg Co.	150,000	4,911
Kraft Foods, Inc. Class A	130,000	4,017
Sara Lee Corp.	500,000	8,390
		45,019
Household Products - 2.8%
Clorox Co.	200,000	9,044
Energizer Holdings, Inc. (a)	100,000	2,882
Procter & Gamble Co.	775,700	69,697
The Dial Corp.	100,000	2,083
		83,706
Tobacco - 0.9%
Altria Group, Inc.	885,000	27,223
TOTAL CONSUMER STAPLES		229,914
ENERGY - 6.9%
Energy Equipment & Services - 0.1%
Varco International, Inc. (a)	100,000	1,759
Oil & Gas - 6.8%
Anadarko Petroleum Corp.	165,000	7,326
Apache Corp.	231,250	13,239
Burlington Resources, Inc.	180,000	8,336
ChevronTexaco Corp.	305,414	19,183
ConocoPhillips	300,000	15,090
Devon Energy Corp.	151,750	7,170
EOG Resources, Inc.	100,000	3,738
Exxon Mobil Corp.	2,980,000	104,882
Newfield Exploration Co. (a)	75,000	2,579
Noble Energy, Inc.	90,000	2,988
Occidental Petroleum Corp.	250,000	7,463
Pioneer Natural Resources Co. (a)	120,000	2,870
Pogo Producing Co.	50,000	1,980
Sunoco, Inc.	125,000	4,651
XTO Energy, Inc.	266,666	5,200
		206,695
TOTAL ENERGY		208,454
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - 19.3%
Banks - 7.6%
Bank of America Corp.	634,500	$ 46,985
Bank One Corp.	280,000	10,094
Commerce Bancorp, Inc., New Jersey	75,000	3,050
First Tennessee National Corp.	94,400	4,135
Golden West Financial Corp., Delaware	390,900	29,482
Greenpoint Financial Corp.	175,000	8,358
New York Community Bancorp, Inc.	110,100	3,823
Roslyn Bancorp, Inc.	51,000	973
Sovereign Bancorp, Inc.	300,000	4,635
U.S. Bancorp, Delaware	1,100,000	24,365
UnionBanCal Corp.	77,105	3,115
Wachovia Corp.	941,287	35,967
Washington Federal, Inc.	52,151	1,137
Washington Mutual, Inc.	640,900	25,316
Wells Fargo & Co.	550,000	26,543
		227,978
Diversified Financials - 7.0%
American Express Co.	431,700	16,344
Bear Stearns Companies, Inc.	185,000	12,365
Citigroup, Inc.	1,377,400	54,063
Countrywide Financial Corp.	279,240	18,877
Doral Financial Corp.	91,200	3,649
Fannie Mae	616,200	44,607
Freddie Mac	282,000	16,328
Goldman Sachs Group, Inc.	110,000	8,349
Legg Mason, Inc.	100,000	5,430
Morgan Stanley	500,000	22,375
Principal Financial Group, Inc.	150,000	4,365
SLM Corp.	50,000	5,600
		212,352
Insurance - 4.7%
AFLAC, Inc.	300,000	9,813
Allstate Corp.	530,000	20,029
AMBAC Financial Group, Inc.	125,000	7,294
American International Group, Inc.	593,400	34,388
Everest Re Group Ltd.	127,800	8,901
Fidelity National Financial, Inc.	330,330	11,363
MBIA, Inc.	191,850	8,576
Old Republic International Corp.	146,400	4,480
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Insurance - continued
Progressive Corp.	275,000	$ 18,700
Radian Group, Inc.	290,500	11,533
SAFECO Corp.	150,000	5,777
XL Capital Ltd. Class A	20,000	1,646
		142,500
TOTAL FINANCIALS		582,830
HEALTH CARE - 16.6%
Biotechnology - 1.6%
Amgen, Inc. (a)	570,000	34,947
Cephalon, Inc. (a)	100,000	4,084
Chiron Corp. (a)	200,000	8,166
		47,197
Health Care Equipment & Supplies - 1.8%
Bausch & Lomb, Inc.	150,000	5,274
Boston Scientific Corp. (a)	300,000	12,915
Guidant Corp.	300,000	11,697
Medtronic, Inc.	218,400	10,426
Steris Corp. (a)	100,000	2,270
Varian Medical Systems, Inc. (a)	115,000	6,194
Zimmer Holdings, Inc. (a)	150,000	7,035
		55,811
Health Care Providers & Services - 4.1%
AdvancePCS Class A (a)	119,200	3,583
Aetna, Inc.	385,000	19,173
AmerisourceBergen Corp.	47,500	2,748
Anthem, Inc. (a)	42,480	2,916
Cardinal Health, Inc.	125,000	6,910
Coventry Health Care, Inc. (a)	140,000	5,715
HCA, Inc.	100,000	3,210
Health Net, Inc. (a)	213,100	5,560
Lincare Holdings, Inc. (a)	200,000	6,074
Mid Atlantic Medical Services, Inc. (a)	125,000	5,444
Oxford Health Plans, Inc. (a)	358,100	10,482
Pharmaceutical Product Development, Inc. (a)	198,800	5,203
UnitedHealth Group, Inc.	377,400	34,770
WebMD Corp. (a)	130,000	1,253
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
WellChoice, Inc.	4,500	$ 96
WellPoint Health Networks, Inc. (a)	127,800	9,705
		122,842
Pharmaceuticals - 9.1%
Barr Laboratories, Inc. (a)	112,500	6,255
Eli Lilly & Co.	199,100	12,707
Forest Laboratories, Inc. (a)	375,000	19,395
Johnson & Johnson	847,400	47,759
Merck & Co., Inc.	1,060,000	61,671
Mylan Laboratories, Inc.	225,000	6,361
Pfizer, Inc.	3,071,700	94,455
Watson Pharmaceuticals, Inc. (a)	150,000	4,361
Wyeth	550,000	23,942
		276,906
TOTAL HEALTH CARE		502,756
INDUSTRIALS - 10.1%
Aerospace & Defense - 1.3%
Alliant Techsystems, Inc. (a)	150,000	8,058
Boeing Co.	275,000	7,502
Lockheed Martin Corp.	444,900	22,267
		37,827
Air Freight & Logistics - 1.1%
Expeditors International of Washington, Inc.	100,000	3,636
FedEx Corp.	100,000	5,988
United Parcel Service, Inc. Class B	400,000	24,848
		34,472
Building Products - 0.4%
American Standard Companies, Inc. (a)	180,000	12,814
Commercial Services & Supplies - 3.0%
Apollo Group, Inc. Class A (a)	287,094	15,560
CheckFree Corp. (a)	175,000	4,825
Education Management Corp. (a)	37,600	1,836
First Data Corp.	810,000	31,776
Fiserv, Inc. (a)	400,000	11,776
FTI Consulting, Inc. (a)	60,000	2,715
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
H&R Block, Inc.	531,800	$ 20,538
Viad Corp.	100,000	2,011
		91,037
Industrial Conglomerates - 3.9%
3M Co.	133,300	16,801
General Electric Co.	3,119,700	91,875
Tyco International Ltd.	600,000	9,360
		118,036
Machinery - 0.4%
AGCO Corp. (a)	150,000	2,732
Eaton Corp.	45,000	3,693
ITT Industries, Inc.	75,000	4,373
		10,798
Road & Rail - 0.0%
Kansas City Southern (a)	100,000	1,107
TOTAL INDUSTRIALS		306,091
INFORMATION TECHNOLOGY - 15.9%
Communications Equipment - 3.2%
Adtran, Inc. (a)	69,200	2,801
Cisco Systems, Inc. (a)	3,030,600	45,580
Motorola, Inc.	1,000,000	7,910
QUALCOMM, Inc.	1,200,000	38,268
UTStarcom, Inc. (a)	145,200	3,161
		97,720
Computers & Peripherals - 5.2%
Dell Computer Corp. (a)	1,731,400	50,055
Hewlett-Packard Co.	1,400,000	22,820
International Business Machines Corp.	756,700	64,244
Lexmark International, Inc. Class A (a)	150,000	11,177
Storage Technology Corp. (a)	200,000	4,944
Western Digital Corp. (a)	450,000	4,199
		157,439
Electronic Equipment & Instruments - 0.0%
Benchmark Electronics, Inc. (a)	52,000	1,349
Internet Software & Services - 0.5%
Yahoo!, Inc. (a)	550,000	13,629
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
IT Consulting & Services - 0.5%
Computer Sciences Corp. (a)	200,000	$ 6,590
SunGard Data Systems, Inc. (a)	400,000	8,600
		15,190
Office Electronics - 0.1%
Xerox Corp. (a)	250,000	2,465
Semiconductor Equipment & Products - 1.4%
Intel Corp.	1,516,600	27,905
KLA-Tencor Corp. (a)	225,000	9,225
QLogic Corp. (a)	51,200	2,252
Texas Instruments, Inc.	200,000	3,698
		43,080
Software - 5.0%
BMC Software, Inc. (a)	300,000	4,476
Electronic Arts, Inc. (a)	175,000	10,372
Microsoft Corp.	3,964,400	101,370
Oracle Corp. (a)	2,000,000	23,760
Symantec Corp. (a)	120,000	5,274
Take-Two Interactive Software, Inc. (a)	200,000	4,500
		149,752
TOTAL INFORMATION TECHNOLOGY		480,624
MATERIALS - 1.4%
Chemicals - 0.8%
Airgas, Inc. (a)	125,000	2,529
Ecolab, Inc.	80,000	4,087
International Flavors & Fragrances, Inc.	125,000	3,973
Praxair, Inc.	100,000	5,808
RPM, Inc.	200,000	2,472
Sigma Aldrich Corp.	100,000	4,982
		23,851
Containers & Packaging - 0.5%
Ball Corp.	131,283	7,373
Bemis Co., Inc.	25,000	1,142
Owens-Illinois, Inc. (a)	200,000	1,778
Pactiv Corp. (a)	200,000	4,104
		14,397
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - continued
Metals & Mining - 0.1%
Freeport-McMoRan Copper & Gold, Inc. Class B	250,000	$ 4,328
TOTAL MATERIALS		42,576
TELECOMMUNICATION SERVICES - 2.9%
Diversified Telecommunication Services - 2.5%
BellSouth Corp.	600,000	15,294
CenturyTel, Inc.	200,000	5,890
Qwest Communications International, Inc. (a)	800,000	3,016
SBC Communications, Inc.	641,700	14,990
Sprint Corp. - FON Group	800,000	9,208
Verizon Communications, Inc.	725,400	27,115
		75,513
Wireless Telecommunication Services - 0.4%
Nextel Communications, Inc. Class A (a)	900,000	13,311
TOTAL TELECOMMUNICATION SERVICES		88,824
UTILITIES - 1.9%
Electric Utilities - 1.4%
CMS Energy Corp.	400,000	2,492
Entergy Corp.	334,200	15,577
Exelon Corp.	195,000	10,343
PPL Corp.	150,000	5,430
Southern Co.	240,000	6,982
		40,824
Gas Utilities - 0.4%
Kinder Morgan, Inc.	269,300	12,662
Multi-Utilities & Unregulated Power - 0.1%
Equitable Resources, Inc.	50,000	1,921
ONEOK, Inc.	125,000	2,371
		4,292
TOTAL UTILITIES		57,778
TOTAL COMMON STOCKS (Cost $2,801,149)		2,948,142
U.S. Treasury Obligations - 0.1%
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Treasury Bills, yield at date of purchase 1.1% 7/3/03 (c) (Cost $2,196)	$ 2,200	$ 2,196
Money Market Funds - 3.2%
	Shares
Fidelity Cash Central Fund, 1.29% (b) (Cost $96,336)	96,336,239	96,336
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $2,899,681)		3,046,674
NET OTHER ASSETS - (0.7)%		(21,051)
NET ASSETS - 100%		$ 3,025,623
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Gain/(Loss) (000s)
Purchased
Equity Index Contracts
140 S&P 500 Index Contracts	June 2003	$ 32,064	$ 3,790

The face value of futures purchased as a percentage of net assets - 1.1%
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $2,196,000.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $1,140,965,000 and $960,673,000, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $36,000 for the period.
Income Tax Information
At October 31, 2002, the fund had a capital loss carryforward of approximately $721,829,000 of which $291,874,000 and $429,955,000 will expire on October 31, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)		April 30, 2003 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $20,978) (cost $2,899,681) - See accompanying schedule		$ 3,046,674
Receivable for fund shares sold		2,357
Dividends receivable		2,095
Interest receivable		124
Other receivables		46
Total assets		3,051,296

Liabilities
Payable for fund shares redeemed	$ 1,953
Accrued management fee	1,555
Other payables and accrued expenses	650
Collateral on securities loaned, at value	21,515
Total liabilities		25,673

Net Assets		$ 3,025,623
Net Assets consist of:
Paid in capital		3,726,708
Undistributed net investment income		2,575
Accumulated undistributed net realized gain (loss) on investments		(854,443)
Net unrealized appreciation (depreciation) on investments		150,783
Net Assets, for 160,909 shares outstanding		$ 3,025,623
Net Asset Value, offering price and redemption price per share ($3,025,623 ÷ 160,909 shares)		$ 18.80

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands		Six months ended April 30, 2003 (Unaudited)

Investment Income
Dividends		$ 17,521
Interest		673
Security lending		54
Total income		18,248

Expenses
Management fee Basic fee	$ 8,221
Performance adjustment	1,381
Transfer agent fees	3,673
Accounting and security lending fees	282
Non-interested trustees' compensation	6
Depreciation in deferred trustee compensation account	(4)
Custodian fees and expenses	27
Audit	10
Legal	10
Miscellaneous	98
Total expenses before reductions	13,704
Expense reductions	(312)	13,392
Net investment income (loss)		4,856
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(127,926)
Futures contracts	(1,980)
Total net realized gain (loss)		(129,906)
Change in net unrealized appreciation (depreciation) on: Investment securities	189,762
Futures contracts	3,857
Total change in net unrealized appreciation (depreciation)		193,619
Net gain (loss)		63,713
Net increase (decrease) in net assets resulting from operations		$ 68,569

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2003 (Unaudited)	Year ended October 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,856	$ 4,736
Net realized gain (loss)	(129,906)	(430,233)
Change in net unrealized appreciation (depreciation)	193,619	99,679
Net increase (decrease) in net assets resulting from operations	68,569	(325,818)
Distributions to shareholders from net investment income	(4,569)	(6,802)
Share transactions Net proceeds from sales of shares	327,303	721,330
Reinvestment of distributions	4,433	6,548
Cost of shares redeemed	(147,024)	(410,091)
Net increase (decrease) in net assets resulting from share transactions	184,712	317,787
Total increase (decrease) in net assets	248,712	(14,833)

Net Assets
Beginning of period	2,776,911	2,791,744
End of period (including undistributed net investment income of $2,575 and undistributed net investment income of $2,288, respectively)	$ 3,025,623	$ 2,776,911
Other Information Shares
Sold	18,002	34,786
Issued in reinvestment of distributions	239	296
Redeemed	(8,175)	(20,033)
Net increase (decrease)	10,066	15,049

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 18.41	$ 20.56	$ 31.14	$ 32.81	$ 27.61	$ 27.72
Income from Investment Operations
Net investment income (loss)D	.03	.03	.10	.16	.25	.31
Net realized and unrealized gain (loss)	.39	(2.13)	(6.95)	3.34	6.99	3.13
Total from investment operations	.42	(2.10)	(6.85)	3.50	7.24	3.44
Distributions from net investment income	(.03)	(.05)	(.16)	(.24)	(.22)	(.25)
Distributions from net realized gains	-	-	(3.57)	(4.93)	(1.82)	(3.30)
Total distributions	(.03)	(.05)	(3.73)	(5.17)	(2.04)	(3.55)
Net asset value, end of period	$ 18.80	$ 18.41	$ 20.56	$ 31.14	$ 32.81	$ 27.61
Total Return B, C	2.28%	(10.25)%	(24.70)%	11.65%	27.69%	13.17%
Ratios to Average Net AssetsE
Expenses before expense reductions	.97% A	1.01%	.85%	.81%	.65%	.67%
Expenses net of voluntary waivers, if any	.97%A	1.01%	.85%	.81%	.65%	.67%
Expenses net of all reductions	.95%A	1.00%	.84%	.79%	.62%	.64%
Net investment income (loss)	.35%A	.16%	.42%	.50%	.80%	1.10%
Supplemental Data
Net assets, end of period (in millions)	$ 3,026	$ 2,777	$ 2,792	$ 3,581	$ 3,322	$ 2,801
Portfolio turnover rate	70%A	68%	101%	118%	113%	125%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2003 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity® Disciplined Equity Fund (the fund) is a fund of Fidelity Capital Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Deferred Trustee Compensation - continued

though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to futures transactions, capital loss carryforwards and losses deferred due to wash sales transactions.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 351,563	|
Unrealized depreciation	(206,710)
Net unrealized appreciation (depreciation)	$ 144,853
Cost for federal income tax purposes	$ 2,901,821

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying

Semiannual Report

2. Operating Policies - continued

Futures Contracts - continued

instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counter-parties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .68% of the fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .26% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $794 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $304 for the period. In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of

Semiannual Report

7. Expense Reductions - continued

uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and transfer agent expenses by $1 and $7, respectively.

8. Other Information.

At the end of the period, Fidelity Freedom 2010 and Fidelity Freedom 2020 were the owners of record of approximately 10% and 14%, respectively, of the total outstanding shares of the fund. The Fidelity Freedom Funds were the owners of record, in the aggregate, of approximately 38% of the total outstanding shares of the fund.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
West Palm Beach, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

Semiannual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

6005 West Park Boulevard
Plano, TX 75093

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
2300 Litton Lane - KH2B
Hebron, KY 41048

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
2300 Litton Lane - KH2GC
Hebron, KY 41048-9397

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
2300 Litton Lane - KH2GC
Hebron, KY 41048-9397

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust
North Quincy, MA

Fidelity's Growth Funds

Aggressive Growth Fund

Blue Chip Growth Fund

Capital Appreciation Fund

Contrafund ®

Contrafund ® II

Disciplined Equity Fund

Dividend Growth Fund

Export and Multinational Fund

Fidelity Fifty ®

Fidelity Value Discovery Fund

Focused Stock Fund

Growth Company Fund

Independence Fund

Large Cap Stock Fund

Leveraged Company Stock Fund

Low-Priced Stock Fund

Magellan® Fund

Mid-Cap Stock Fund

New Millennium Fund®

OTC Portfolio

Small Cap Independence Fund

Small Cap Stock Fund

Stock Selector

Structured Large Cap Growth Fund

Structured Large Cap Value Fund

Structured Mid Cap Growth Fund

Structured Mid Cap Value Fund

Tax Managed Stock Fund

Trend Fund

Value Fund

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

FDE-USAN-0603
1.784913.100

Fidelity®

Stock Selector

Semiannual Report

April 30, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(automated graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

This shareholder update and report on the performance of your fund is among the first to be produced under the new Sarbanes-Oxley Public Company Accounting and Investor Protection Act of 2002. This act requires that public companies certify, under penalty of law, the financial information they report to shareholders. It was adopted by Congress in reaction to several incidents of corporate malfeasance that brought the integrity of management of some publicly traded companies into question.

After the act was signed into law, the Securities and Exchange Commission interpreted it as applying to mutual funds as well as public companies. Thus, every mutual fund now is required to certify that the financial information provided in annual and semiannual reports to shareholders fully and fairly presents its financial position.

There is little doubt that the intent of Congress and regulators in this matter is a noble one - to improve the accuracy and accountability of financial reporting to investors by corporate America. We in no way condone any of the activities that brought about these requirements, and we welcome any and every reasonable proposal to strengthen investor protection and information disclosure.

That said, we are proud that mutual funds have always provided full and fair disclosure. Governed by the Investment Company Act of 1940 - and monitored and regulated by federal and state agencies, industry oversight associations, and independent directors - mutual funds are among the most transparent of all financial products. For example, the prices of mutual fund shares are established and published every business day, and the majority of members of the Board of Trustees that oversees our funds are not affiliated with the business of Fidelity. The disclosure standards of mutual funds actually have become models for governance and transparency across corporate America.

We are, of course, complying in full with the letter of this new requirement and hope that any future efforts by Congress to reassure investors about the honesty of corporate America will focus on practical and substantive solutions of genuine value to shareholders.

This sort of careful consideration was evident as Congress deliberated President Bush's tax cut package this spring, then enacted legislation that contains a variety of benefits for American families, investors and businesses. Although the final bill did not completely eliminate the tax that individual investors pay when they receive dividends from companies, it still will benefit American investors, and we applaud it in the spirit of compromise that marked the debate in Congress.

At Fidelity, we are committed to acting at all times in accordance with the highest standards of integrity and in the best interests of our fund shareholders. We are proud of the amount of information we provide to those who invest in our funds and pleased to continue that level of communication with you in these reports.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Ten Stocks as of April 30, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Microsoft Corp.	4.1	4.9
Pfizer, Inc.	3.5	2.9
Citigroup, Inc.	3.0	3.0
American International Group, Inc.	3.0	4.1
Wal-Mart Stores, Inc.	2.2	1.7
Exxon Mobil Corp.	2.2	1.6
Merck & Co., Inc.	2.1	1.8
Bank of America Corp.	2.1	2.1
Johnson & Johnson	2.0	2.0
General Electric Co.	2.0	2.0
	26.2
Top Five Market Sectors as of April 30, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	21.4	23.7
Health Care	16.3	17.0
Information Technology	15.4	15.7
Consumer Discretionary	13.5	10.5
Industrials	10.0	9.8
Asset Allocation (% of fund's net assets)
As of April 30, 2003 *		As of October 31, 2002 **
	Stocks 94.8%		Stocks 96.8%
	Short-Term Investments and Net Other Assets 5.2%		Short-Term Investments and Net Other Assets 3.2%
* Foreign investments	2.1%	** Foreign investments	2.6%

Semiannual Report

Investments April 30, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.8%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 13.5%
Hotels, Restaurants & Leisure - 0.9%
Marriott International, Inc. Class A	20,400	$ 733
McDonald's Corp.	120,000	2,052
Outback Steakhouse, Inc.	10,000	357
Sonic Corp. (a)	30,000	810
Starwood Hotels & Resorts Worldwide, Inc. unit	20,000	537
Wendy's International, Inc.	32,100	932
Yum! Brands, Inc. (a)	40,000	988
		6,409
Household Durables - 0.1%
Beazer Homes USA, Inc. (a)	12,000	843
Internet & Catalog Retail - 0.1%
eBay, Inc. (a)	9,200	853
Media - 5.9%
AOL Time Warner, Inc. (a)	694,900	9,506
Clear Channel Communications, Inc. (a)	137,300	5,370
Comcast Corp.:
Class A (a)	117,373	3,745
Class A (special) (a)	225,000	6,764
E.W. Scripps Co. Class A	23,000	1,823
Fox Entertainment Group, Inc. Class A (a)	45,000	1,143
Gannett Co., Inc.	7,000	530
General Motors Corp. Class H (a)	73,600	868
Scholastic Corp. (a)	25,000	710
Univision Communications, Inc. Class A (a)	35,000	1,060
Viacom, Inc. Class B (non-vtg.) (a)	205,000	8,899
Walt Disney Co.	75,000	1,400
		41,818
Multiline Retail - 3.9%
BJ's Wholesale Club, Inc. (a)	30,000	424
Costco Wholesale Corp. (a)	55,000	1,905
Dollar General Corp.	90,000	1,309
Federated Department Stores, Inc. (a)	64,000	1,960
Kohl's Corp. (a)	22,100	1,255
Saks, Inc. (a)	75,000	671
Sears, Roebuck & Co.	75,000	2,126
Target Corp.	63,000	2,107
Wal-Mart Stores, Inc.	280,000	15,770
		27,527
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - 2.1%
Bed Bath & Beyond, Inc. (a)	30,000	$ 1,185
Best Buy Co., Inc. (a)	35,500	1,228
Borders Group, Inc. (a)	45,000	720
Gap, Inc.	75,000	1,247
Home Depot, Inc.	224,500	6,315
Limited Brands, Inc.	55,000	800
Lowe's Companies, Inc.	42,400	1,861
PETCO Animal Supplies, Inc. (a)	20,000	423
Sonic Automotive, Inc. Class A (a)	5,000	86
Williams-Sonoma, Inc. (a)	45,000	1,165
		15,030
Textiles, Apparel & Luxury Goods - 0.5%
Liz Claiborne, Inc.	30,000	976
NIKE, Inc. Class B	53,300	2,853
		3,829
TOTAL CONSUMER DISCRETIONARY		96,309
CONSUMER STAPLES - 5.8%
Beverages - 2.5%
Anheuser-Busch Companies, Inc.	15,000	748
Pepsi Bottling Group, Inc.	27,100	557
PepsiCo, Inc.	152,900	6,618
The Coca-Cola Co.	245,800	9,930
		17,853
Food & Drug Retailing - 0.5%
Safeway, Inc. (a)	65,000	1,080
Sysco Corp.	75,000	2,155
Whole Foods Market, Inc. (a)	1,400	83
		3,318
Food Products - 0.2%
Kellogg Co.	45,000	1,473
Household Products - 1.9%
Colgate-Palmolive Co.	75,000	4,288
Kimberly-Clark Corp.	25,000	1,244
Procter & Gamble Co.	88,000	7,907
		13,439
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Personal Products - 0.4%
Avon Products, Inc.	40,000	$ 2,327
Gillette Co.	25,000	761
		3,088
Tobacco - 0.3%
Altria Group, Inc.	72,100	2,218
TOTAL CONSUMER STAPLES		41,389
ENERGY - 5.1%
Energy Equipment & Services - 1.4%
BJ Services Co. (a)	41,000	1,497
ENSCO International, Inc.	30,000	762
Halliburton Co.	40,000	856
Nabors Industries Ltd. (a)	40,000	1,568
Smith International, Inc. (a)	63,300	2,251
Weatherford International Ltd. (a)	65,000	2,615
		9,549
Oil & Gas - 3.7%
Apache Corp.	51,700	2,960
Burlington Resources, Inc.	70,000	3,242
ConocoPhillips	75,000	3,773
Exxon Mobil Corp.	439,800	15,481
Teekay Shipping Corp.	30,000	1,139
		26,595
TOTAL ENERGY		36,144
FINANCIALS - 21.4%
Banks - 4.8%
Bank of America Corp.	200,000	14,810
Bank of New York Co., Inc.	105,000	2,777
Fifth Third Bancorp	25,000	1,232
Northern Trust Corp.	25,000	878
Wachovia Corp.	127,363	4,867
Wells Fargo & Co.	200,000	9,652
		34,216
Diversified Financials - 10.0%
Alliance Capital Management Holding LP	54,700	1,744
American Express Co.	95,400	3,612
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Diversified Financials - continued
Charles Schwab Corp.	180,000	$ 1,553
Chicago Mercantile Exchange Holdings, Inc. Class A	10,000	565
Citigroup, Inc.	542,466	21,292
Fannie Mae	130,400	9,440
Farmer Mac Class C (non-vtg.) (a)	15,000	356
Freddie Mac	95,000	5,501
Goldman Sachs Group, Inc.	50,000	3,795
Investors Financial Services Corp.	35,000	763
J.P. Morgan Chase & Co.	134,900	3,959
MBNA Corp.	237,500	4,489
Merrill Lynch & Co., Inc.	240,000	9,852
Morgan Stanley	55,000	2,461
SLM Corp.	23,000	2,576
		71,958
Insurance - 6.6%
ACE Ltd.	60,000	1,985
AFLAC, Inc.	105,000	3,435
Allstate Corp.	120,000	4,535
American International Group, Inc.	365,400	21,175
Aon Corp.	23,500	521
Endurance Specialty Holdings Ltd.	20,000	550
Everest Re Group Ltd.	40,000	2,786
Lincoln National Corp.	50,000	1,598
Marsh & McLennan Companies, Inc.	61,500	2,932
MetLife, Inc.	85,000	2,442
Sun Life Financial Services of Canada, Inc.	35,000	719
Travelers Property Casualty Corp. Class A	116,240	1,887
XL Capital Ltd. Class A	30,000	2,469
		47,034
TOTAL FINANCIALS		153,208
HEALTH CARE - 16.3%
Biotechnology - 1.7%
Amgen, Inc. (a)	146,600	8,988
Biogen, Inc. (a)	20,000	760
Cephalon, Inc. (a)	18,000	735
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Biotechnology - continued
Charles River Laboratories International, Inc. (a)	25,000	$ 679
MedImmune, Inc. (a)	33,400	1,178
		12,340
Health Care Equipment & Supplies - 1.9%
Baxter International, Inc.	88,000	2,024
Biomet, Inc.	30,000	914
Boston Scientific Corp. (a)	90,000	3,875
C.R. Bard, Inc.	20,000	1,268
Kensey Nash Corp. (a)	80,000	1,742
Medtronic, Inc.	72,100	3,442
St. Jude Medical, Inc. (a)	5,000	262
		13,527
Health Care Providers & Services - 2.3%
American Healthways, Inc. (a)	38,000	938
Anthem, Inc. (a)	21,100	1,448
Cardinal Health, Inc.	107,000	5,915
HCA, Inc.	45,000	1,445
Inveresk Research Group, Inc.	40,000	575
McKesson Corp.	55,000	1,526
UnitedHealth Group, Inc.	48,600	4,478
		16,325
Pharmaceuticals - 10.4%
Abbott Laboratories	93,000	3,779
Bristol-Myers Squibb Co.	111,700	2,853
Eli Lilly & Co.	55,000	3,510
Forest Laboratories, Inc. (a)	29,000	1,500
Johnson & Johnson	257,500	14,513
Merck & Co., Inc.	260,000	15,127
Pfizer, Inc.	807,640	24,835
Schering-Plough Corp.	150,300	2,720
Wyeth	122,600	5,337
		74,174
TOTAL HEALTH CARE		116,366
INDUSTRIALS - 10.0%
Aerospace & Defense - 1.2%
Aviall, Inc. (a)	115,000	943
Lockheed Martin Corp.	65,000	3,253
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
Northrop Grumman Corp.	18,100	$ 1,592
United Technologies Corp.	50,000	3,091
		8,879
Air Freight & Logistics - 0.4%
FedEx Corp.	50,000	2,994
Airlines - 0.4%
Delta Air Lines, Inc.	10,000	128
Southwest Airlines Co.	150,000	2,394
		2,522
Building Products - 0.3%
American Standard Companies, Inc. (a)	20,000	1,424
Masco Corp.	19,400	409
		1,833
Commercial Services & Supplies - 2.5%
Cendant Corp. (a)	235,000	3,356
CheckFree Corp. (a)	20,000	551
Concord EFS, Inc. (a)	45,000	622
First Data Corp.	192,000	7,532
Manpower, Inc.	80,000	2,630
Paychex, Inc.	40,000	1,246
ProBusiness Services, Inc. (a)	20,000	282
Sabre Holdings Corp. Class A	20,000	418
TMP Worldwide, Inc. (a)	65,000	1,090
		17,727
Electrical Equipment - 0.1%
Baldor Electric Co.	18,000	400
Emerson Electric Co.	10,000	507
		907
Industrial Conglomerates - 3.0%
3M Co.	23,000	2,899
General Electric Co.	491,000	14,460
Tyco International Ltd.	280,000	4,368
		21,727
Machinery - 1.4%
Caterpillar, Inc.	35,000	1,841
Illinois Tool Works, Inc.	15,000	960
Ingersoll-Rand Co. Ltd. Class A	70,000	3,086
Navistar International Corp. (a)	111,000	3,097
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Machinery - continued
Pall Corp.	13,900	$ 294
Parker Hannifin Corp.	15,000	610
		9,888
Road & Rail - 0.7%
CSX Corp.	45,000	1,439
Union Pacific Corp.	57,000	3,393
		4,832
TOTAL INDUSTRIALS		71,309
INFORMATION TECHNOLOGY - 15.4%
Communications Equipment - 1.6%
3Com Corp. (a)	25,000	130
Cisco Systems, Inc. (a)	422,500	6,354
Lucent Technologies, Inc. (a)	435,000	783
Motorola, Inc.	351,400	2,780
QUALCOMM, Inc.	15,000	478
Telefonaktiebolaget LM Ericsson ADR (a)	90,000	815
		11,340
Computers & Peripherals - 3.4%
Apple Computer, Inc. (a)	85,200	1,210
Dell Computer Corp. (a)	239,800	6,933
EMC Corp. (a)	71,400	649
Hewlett-Packard Co.	290,900	4,742
International Business Machines Corp.	110,000	9,339
Storage Technology Corp. (a)	20,000	494
Sun Microsystems, Inc. (a)	305,000	1,007
		24,374
Electronic Equipment & Instruments - 0.5%
Agilent Technologies, Inc. (a)	93,000	1,490
Flextronics International Ltd. (a)	120,000	1,050
Thermo Electron Corp. (a)	40,000	727
		3,267
Internet Software & Services - 0.4%
Hotels.com Class A (a)	15,000	1,074
Yahoo!, Inc. (a)	78,400	1,943
		3,017
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
IT Consulting & Services - 0.2%
Computer Sciences Corp. (a)	40,000	$ 1,318
Semiconductor Equipment & Products - 3.4%
Agere Systems, Inc. Class B (a)	168,146	288
Analog Devices, Inc. (a)	75,000	2,484
Applied Materials, Inc. (a)	91,800	1,340
Fairchild Semiconductor International, Inc. Class A (a)	135,000	1,602
Intel Corp.	258,500	4,756
Intersil Corp. Class A (a)	21,400	396
KLA-Tencor Corp. (a)	19,000	779
Kopin Corp. (a)	35,000	168
Linear Technology Corp.	5,000	172
LTX Corp. (a)	130,000	878
Micron Technology, Inc. (a)	212,600	1,807
National Semiconductor Corp. (a)	65,000	1,217
NVIDIA Corp. (a)	10,000	143
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR (a)	214,050	1,792
Texas Instruments, Inc.	278,900	5,157
Xilinx, Inc. (a)	60,000	1,624
		24,603
Software - 5.9%
Adobe Systems, Inc.	73,000	2,523
Autodesk, Inc.	40,000	622
Compuware Corp. (a)	44,900	197
Electronic Arts, Inc. (a)	23,000	1,363
Intuit, Inc. (a)	20,000	776
Mercury Interactive Corp. (a)	5,000	170
Microsoft Corp.	1,148,400	29,355
Network Associates, Inc. (a)	72,075	824
Oracle Corp. (a)	225,000	2,673
PeopleSoft, Inc. (a)	25,000	376
Reynolds & Reynolds Co. Class A	20,000	576
SAP AG sponsored ADR	30,000	765
VERITAS Software Corp. (a)	91,400	2,012
		42,232
TOTAL INFORMATION TECHNOLOGY		110,151
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - 3.0%
Chemicals - 1.5%
Dow Chemical Co.	88,700	$ 2,895
E.I. du Pont de Nemours & Co.	40,000	1,701
Lyondell Chemical Co.	50,000	728
Millennium Chemicals, Inc.	48,000	668
Olin Corp.	53,200	964
PolyOne Corp.	100,000	462
PPG Industries, Inc.	20,000	970
Praxair, Inc.	40,000	2,323
		10,711
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	20,000	591
Containers & Packaging - 0.1%
Pactiv Corp. (a)	46,600	956
Metals & Mining - 0.7%
Alcoa, Inc.	130,000	2,981
Falconbridge Ltd.	167,000	1,957
		4,938
Paper & Forest Products - 0.6%
Boise Cascade Corp.	40,000	919
Bowater, Inc.	25,000	973
International Paper Co.	75,000	2,681
		4,573
TOTAL MATERIALS		21,769
TELECOMMUNICATION SERVICES - 3.2%
Diversified Telecommunication Services - 2.7%
Qwest Communications International, Inc. (a)	609,700	2,299
SBC Communications, Inc.	340,000	7,942
Verizon Communications, Inc.	245,000	9,158
		19,399
Wireless Telecommunication Services - 0.5%
AT&T Wireless Services, Inc. (a)	205,000	1,324
Nextel Communications, Inc. Class A (a)	125,000	1,849
		3,173
TOTAL TELECOMMUNICATION SERVICES		22,572
Common Stocks - continued
	Shares	Value (Note 1) (000s)
UTILITIES - 1.1%
Electric Utilities - 0.9%
Ameren Corp.	25,000	$ 1,025
Cinergy Corp.	20,000	683
Dominion Resources, Inc.	45,000	2,663
Entergy Corp.	15,000	699
FirstEnergy Corp.	25,000	843
TXU Corp.	39,200	781
		6,694
Gas Utilities - 0.1%
NiSource, Inc.	40,000	756
Multi-Utilities & Unregulated Power - 0.1%
AES Corp. (a)	85,000	511
TOTAL UTILITIES		7,961
TOTAL COMMON STOCKS (Cost $662,492)		677,178
Money Market Funds - 6.1%

Fidelity Cash Central Fund, 1.29% (b)	40,151,361	40,151
Fidelity Securities Lending Cash Central Fund, 1.3% (b)	3,436,800	3,437
TOTAL MONEY MARKET FUNDS (Cost $43,588)		43,588
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $706,080)		720,766
NET OTHER ASSETS - (0.9)%		(6,367)
NET ASSETS - 100%		$ 714,399
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $615,145,000 and $681,077,000, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $116,000 for the period.

Income Tax Information
At October 31, 2002, the fund had a capital loss carryforward of approximately $223,856,000 of which $142,500,000 and $81,356,000 will expire on October 31, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)		April 30, 2003 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $3,348) (cost $706,080) - See accompanying schedule		$ 720,766
Receivable for investments sold		10,654
Receivable for fund shares sold		351
Dividends receivable		556
Interest receivable		38
Other receivables		31
Total assets		732,396

Liabilities
Payable to custodian bank	$ 51
Payable for investments purchased	13,553
Payable for fund shares redeemed	586
Accrued management fee	325
Other payables and accrued expenses	45
Collateral on securities loaned, at value	3,437
Total liabilities		17,997

Net Assets		$ 714,399
Net Assets consist of:
Paid in capital		$ 980,699
Undistributed net investment income		1,622
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(282,608)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		14,686
Net Assets, for 40,996 shares outstanding		$ 714,399
Net Asset Value, offering price and redemption price per share ($714,399 ÷ 40,996 shares)		$ 17.43

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands		Six months ended April 30, 2003 (Unaudited)

Investment Income
Dividends		$ 5,176
Interest		210
Security lending		10
Total income		5,396

Expenses
Management fee Basic fee	$ 2,088
Performance adjustment	54
Transfer agent fees	879
Accounting and security lending fees	109
Non-interested trustees' compensation	1
Custodian fees and expenses	23
Registration fees	10
Audit	13
Legal	3
Miscellaneous	56
Total expenses before reductions	3,236
Expense reductions	(261)	2,975
Net investment income (loss)		2,421
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(15,977)
Foreign currency transactions	(2)
Total net realized gain (loss)		(15,979)
Change in net unrealized appreciation (depreciation) on investment securities		39,109
Net gain (loss)		23,130
Net increase (decrease) in net assets resulting from operations		$ 25,551

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2003 (Unaudited)	Year ended October 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,421	$ 3,580
Net realized gain (loss)	(15,979)	(106,208)
Change in net unrealized appreciation (depreciation)	39,109	(13,728)
Net increase (decrease) in net assets resulting from operations	25,551	(116,356)
Distributions to shareholders from net investment income	(2,645)	(7,186)
Share transactions Net proceeds from sales of shares	25,697	48,116
Reinvestment of distributions	2,513	6,816
Cost of shares redeemed	(80,241)	(204,784)
Net increase (decrease) in net assets resulting from share transactions	(52,031)	(149,852)
Total increase (decrease) in net assets	(29,125)	(273,394)

Net Assets
Beginning of period	743,524	1,016,918
End of period (including undistributed net investment income of $1,622 and undistributed net investment income of $1,846, respectively)	$ 714,399	$ 743,524
Other Information Shares
Sold	1,523	2,463
Issued in reinvestment of distributions	146	321
Redeemed	(4,849)	(10,639)
Net increase (decrease)	(3,180)	(7,855)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 16.83	$ 19.54	$ 31.80	$ 32.29	$ 27.09	$ 29.40
Income from Investment Operations
Net investment income (loss) D	.06	.07	.14	.16	.20	.32
Net realized and unrealized gain (loss)	.60	(2.64)	(7.33)	3.31	7.23	1.02
Total from investment operations	.66	(2.57)	(7.19)	3.47	7.43	1.34
Distributions from net investment income	(.06)	(.14)	(.13)	(.12)	(.30)	(.33)
Distributions from net realized gain	-	-	(4.94)	(3.84)	(1.93)	(3.32)
Total distributions	(.06)	(.14)	(5.07)	(3.96)	(2.23)	(3.65)
Net asset value, end of period	$ 17.43	$ 16.83	$ 19.54	$ 31.80	$ 32.29	$ 27.09
Total Return B, C	3.93%	(13.30)%	(26.41)%	11.54%	29.15%	4.40%
Ratios to Average Net Assets E
Expenses before expense reductions	.91% A	.94%	.67%	.61%	.62%	.68%
Expenses net of voluntary waivers, if any	.91% A	.94%	.67%	.61%	.62%	.68%
Expenses net of all reductions	.83% A	.83%	.63%	.56%	.59%	.64%
Net investment income (loss)	.68% A	.39%	.62%	.52%	.67%	1.10%
Supplemental Data
Net assets, end of period (in millions)	$ 714	$ 744	$ 1,017	$ 1,602	$ 1,654	$ 1,610
Portfolio turnover rate	180% A	255%	137%	164%	106%	122%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2003 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity ® Stock Selector (the fund) is a fund of Fidelity Capital Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to foreign currency transactions, partnerships, non-taxable dividends, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 54,386	|
Unrealized depreciation	(67,100)
Net unrealized appreciation (depreciation)	$ (12,714)
Cost for federal income tax purposes	$ 733,480

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash

Semiannual Report

2. Operating Policies - continued

Repurchase Agreements - continued

balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .60% of the fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .25% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $210 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $261 for the period.

Semiannual Report

Investment Adviser

Fidelity Management &
Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

Fidelity's Growth Funds

Aggressive Growth Fund

Blue Chip Growth Fund

Capital Appreciation Fund

Contrafund®

Contrafund ® II

Disciplined Equity Fund

Dividend Growth Fund

Export and Multinational Fund

Fidelity Fifty ®

Fidelity Value Discovery Fund

Focused Stock Fund

Growth Company Fund

Independence Fund

Large Cap Stock Fund

Leveraged Company Stock Fund

Low-Priced Stock Fund

Magellan® Fund

Mid-Cap Stock Fund

New Millennium Fund®

OTC Portfolio

Small Cap Independence Fund

Small Cap Stock Fund

Stock Selector

Structured Large Cap Growth Fund

Structured Large Cap Value Fund

Structured Mid Cap Growth Fund

Structured Mid Cap Value Fund

Tax Managed Stock Fund

Trend Fund

Value Fund

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

FSS-USAN-0603
1.784916.100

Fidelity®

Small Cap Independence
Fund

Semiannual Report

April 30, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

This shareholder update and report on the performance of your fund is among the first to be produced under the new Sarbanes-Oxley Public Company Accounting and Investor Protection Act of 2002. This act requires that public companies certify, under penalty of law, the financial information they report to shareholders. It was adopted by Congress in reaction to several incidents of corporate malfeasance that brought the integrity of management of some publicly traded companies into question.

After the act was signed into law, the Securities and Exchange Commission interpreted it as applying to mutual funds as well as public companies. Thus, every mutual fund now is required to certify that the financial information provided in annual and semiannual reports to shareholders fully and fairly presents its financial position.

There is little doubt that the intent of Congress and regulators in this matter is a noble one - to improve the accuracy and accountability of financial reporting to investors by corporate America. We in no way condone any of the activities that brought about these requirements, and we welcome any and every reasonable proposal to strengthen investor protection and information disclosure.

That said, we are proud that mutual funds have always provided full and fair disclosure. Governed by the Investment Company Act of 1940 - and monitored and regulated by federal and state agencies, industry oversight associations, and independent directors - mutual funds are among the most transparent of all financial products. For example, the prices of mutual fund shares are established and published every business day, and the majority of members of the Board of Trustees that oversees our funds are not affiliated with the business of Fidelity. The disclosure standards of mutual funds actually have become models for governance and transparency across corporate America.

We are, of course, complying in full with the letter of this new requirement and hope that any future efforts by Congress to reassure investors about the honesty of corporate America will focus on practical and substantive solutions of genuine value to shareholders.

This sort of careful consideration was evident as Congress deliberated President Bush's tax cut package this spring, then enacted legislation that contains a variety of benefits for American families, investors and businesses. Although the final bill did not completely eliminate the tax that individual investors pay when they receive dividends from companies, it still will benefit American investors, and we applaud it in the spirit of compromise that marked the debate in Congress.

At Fidelity, we are committed to acting at all times in accordance with the highest standards of integrity and in the best interests of our fund shareholders. We are proud of the amount of information we provide to those who invest in our funds and pleased to continue that level of communication with you in these reports.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Ten Stocks as of April 30, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Corrections Corp. of America	4.7	4.0
Universal Health Services, Inc. Class B	2.7	1.7
Philadelphia Consolidated Holding Corp.	2.5	2.0
Renal Care Group, Inc.	2.3	2.1
Fisher Scientific International, Inc.	2.2	2.1
First Health Group Corp.	2.0	1.3
Respironics, Inc.	2.0	0.8
Alliant Techsystems, Inc.	1.9	1.9
Kroll, Inc.	1.9	0.5
AmSurg Corp.	1.8	0.0
	24.0
Top Five Market Sectors as of April 30, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Health Care	41.0	25.6
Financials	17.2	17.5
Industrials	10.2	12.4
Consumer Discretionary	8.2	11.8
Materials	4.6	5.4
Asset Allocation (% of fund's net assets)
As of April 30, 2003 *		As of October 31, 2002**
	Stocks 91.9%		Stocks 93.9%
	Short-Term Investments and Net Other Assets 8.1%		Short-Term Investments and Net Other Assets 6.1%
* Foreign investments	8.8%	** Foreign investments	8.8%

Semiannual Report

Investments April 30, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.9%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 8.2%
Auto Components - 1.3%
Keystone Automotive Industries, Inc. (a)	552,436	$ 10,104
Hotels, Restaurants & Leisure - 3.0%
Ambassadors Group, Inc. (a)	151,434	1,900
Applebee's International, Inc.	254,288	6,967
Boyd Gaming Corp. (a)	143,000	2,038
CBRL Group, Inc.	123,900	3,950
O'Charleys, Inc. (a)	200,900	4,066
Ruby Tuesday, Inc.	232,600	4,582
		23,503
Internet & Catalog Retail - 0.7%
FTD, Inc. Class A (a)	230,446	5,524
Leisure Equipment & Products - 0.5%
Leapfrog Enterprises, Inc. Class A	155,800	4,160
Multiline Retail - 0.6%
Dollar Tree Stores, Inc. (a)	169,100	4,304
Specialty Retail - 1.4%
Finish Line, Inc. Class A (a)	207,800	3,501
O'Reilly Automotive, Inc. (a)	49,600	1,471
Regis Corp.	193,100	5,471
		10,443
Textiles, Apparel & Luxury Goods - 0.7%
Guess?, Inc. (a)	268,800	1,083
Unifirst Corp.	240,807	3,961
		5,044
TOTAL CONSUMER DISCRETIONARY		63,082
CONSUMER STAPLES - 2.3%
Beverages - 0.3%
Coca-Cola Bottling Co. Consolidated	53,200	2,698
Food Products - 1.0%
American Italian Pasta Co. Class A (a)	85,600	3,775
The J.M. Smucker Co.	104,700	3,799
		7,574
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Household Products - 1.0%
Church & Dwight Co., Inc.	61,000	$ 1,920
The Dial Corp.	276,100	5,751
		7,671
TOTAL CONSUMER STAPLES		17,943
ENERGY - 4.3%
Energy Equipment & Services - 4.1%
Carbo Ceramics, Inc.	191,800	7,216
FMC Technologies, Inc. (a)	38,900	732
Helmerich & Payne, Inc.	72,700	1,871
Maverick Tube Corp. (a)	124,200	2,210
National-Oilwell, Inc. (a)	243,000	5,101
Patterson-UTI Energy, Inc. (a)	34,000	1,125
Superior Energy Services, Inc. (a)	112,400	1,017
Tidewater, Inc.	188,600	5,073
W-H Energy Services, Inc. (a)	405,300	7,295
		31,640
Oil & Gas - 0.2%
Prima Energy Corp. (a)	88,539	1,738
TOTAL ENERGY		33,378
FINANCIALS - 17.2%
Banks - 0.9%
Harbor Florida Bancshares, Inc.	85,600	2,280
Provident Financial Services, Inc. (a)	278,800	4,737
		7,017
Insurance - 11.6%
Arch Capital Group Ltd. (a)	137,800	4,797
Berkshire Hathaway, Inc. Class A (a)	163	11,380
HCC Insurance Holdings, Inc.	306,490	8,428
Hilb, Rogal & Hamilton Co.	162,200	5,766
IPC Holdings Ltd.	131,650	4,522
Montpelier Re Holdings Ltd.	225,300	7,365
PartnerRe Ltd.	142,800	7,640
Philadelphia Consolidated Holding Corp. (a)	492,073	19,196
PXRE Group Ltd.	85,800	1,850
RenaissanceRe Holdings Ltd.	211,987	9,389
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Insurance - continued
RLI Corp.	239,700	$ 7,083
StanCorp Financial Group, Inc.	41,800	2,245
		89,661
Real Estate - 4.7%
Corrections Corp. of America (a)(c)	1,681,888	35,739
TOTAL FINANCIALS		132,417
HEALTH CARE - 41.0%
Biotechnology - 0.3%
Charles River Laboratories International, Inc. (a)	200	5
Embrex, Inc. (a)	235,093	2,104
		2,109
Health Care Equipment & Supplies - 8.4%
Beckman Coulter, Inc.	225,900	8,781
Cooper Companies, Inc.	299,000	8,342
DENTSPLY International, Inc.	178,614	6,689
Edwards Lifesciences Corp. (a)	218,700	6,314
Fisher Scientific International, Inc. (a)	597,600	17,217
Orthologic Corp. (a)	42,689	144
Respironics, Inc. (a)	403,400	15,499
Young Innovations, Inc. (a)	78,525	1,747
		64,733
Health Care Providers & Services - 31.6%
Accredo Health, Inc. (a)	206,100	3,044
AMERIGROUP Corp. (a)	25,700	748
AmerisourceBergen Corp.	158,900	9,192
AmSurg Corp. (a)	545,700	14,172
Corvel Corp. (a)	259,605	8,126
Coventry Health Care, Inc. (a)	252,500	10,307
DaVita, Inc. (a)	677,229	13,964
First Health Group Corp. (a)	629,305	15,764
Genesis Health Ventures, Inc. (a)	596,500	8,924
Gentiva Health Services, Inc.	527,800	4,824
Hanger Orthopedic Group, Inc. (a)	1,022,300	10,540
Health Management Associates, Inc. Class A	420,500	7,174
Henry Schein, Inc. (a)	241,400	10,416
Laboratory Corp. of America Holdings (a)	319,200	9,404
LifePoint Hospitals, Inc. (a)	424,417	8,285
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Lincare Holdings, Inc. (a)	101,300	$ 3,076
Manor Care, Inc. (a)	531,091	10,330
Mid Atlantic Medical Services, Inc. (a)	195,500	8,514
National Healthcare Corp. (a)	108,400	2,027
Odyssey Healthcare, Inc. (a)	162,600	4,202
Omnicare, Inc.	454,400	12,051
Priority Healthcare Corp. Class B (a)	140,300	3,199
Quest Diagnostics, Inc. (a)	142,400	8,508
Renal Care Group, Inc. (a)	549,619	17,808
Rotech Healthcare, Inc. (a)	348,500	5,454
U.S. Physical Therapy, Inc. (a)	551,109	6,327
Universal Health Services, Inc. Class B (a)	532,935	20,609
VCA Antech, Inc. (a)	237,800	3,992
WellChoice, Inc.	143,800	3,063
		244,044
Pharmaceuticals - 0.7%
KV Pharmaceutical Co. Class A (a)	222,900	5,013
TOTAL HEALTH CARE		315,899
INDUSTRIALS - 10.2%
Aerospace & Defense - 3.9%
Alliant Techsystems, Inc. (a)	273,634	14,700
United Defense Industries, Inc. (a)	541,500	13,223
Veridian Corp.	128,300	2,436
		30,359
Commercial Services & Supplies - 4.4%
Angelica Corp.	110,500	1,855
Certegy, Inc. (a)	111,400	2,784
Charles River Associates, Inc. (a)	51,400	1,112
Coinstar, Inc. (a)	58,400	1,068
FTI Consulting, Inc. (a)	177,900	8,050
Headwaters, Inc. (a)	58,800	964
Healthcare Services Group (a)	143,500	1,894
Kroll, Inc. (a)	655,300	14,613
New Horizons Worldwide, Inc. (a)	100,160	252
Valassis Communications, Inc. (a)	46,900	1,248
		33,840
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Construction & Engineering - 1.2%
Jacobs Engineering Group, Inc. (a)	224,300	$ 9,230
Machinery - 0.7%
CLARCOR, Inc.	66,600	2,492
Quixote Corp.	166,173	3,031
		5,523
TOTAL INDUSTRIALS		78,952
INFORMATION TECHNOLOGY - 3.8%
Communications Equipment - 0.5%
Plantronics, Inc. (a)	204,100	3,776
Electronic Equipment & Instruments - 0.5%
KEMET Corp. (a)	225,200	2,065
ScanSource, Inc. (a)	97,400	1,939
		4,004
Internet Software & Services - 1.1%
j2 Global Communications, Inc. (a)	109,500	3,234
LookSmart Ltd. (a)	313,549	1,057
United Online, Inc. (a)	195,630	4,374
		8,665
Semiconductor Equipment & Products - 1.2%
Cohu, Inc.	182,100	3,280
Entegris, Inc. (a)	104,539	1,199
Helix Technology, Inc.	389,700	4,489
		8,968
Software - 0.5%
Dendrite International, Inc. (a)	383,823	3,930
TOTAL INFORMATION TECHNOLOGY		29,343
MATERIALS - 4.6%
Metals & Mining - 4.6%
Agnico-Eagle Mines Ltd.	241,000	2,421
Ashanti Goldfields Co. Ltd. sponsored GDR (a)	393,100	2,079
Compania de Minas Buenaventura SA sponsored ADR	214,700	5,711
Glamis Gold Ltd. (a)	600,300	6,667
Harmony Gold Mining Co. Ltd. sponsored ADR	280,300	2,943
IAMGOLD Corp.	684,200	3,341
Kinross Gold Corp. (a)	600,121	3,705
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - continued
Metals & Mining - continued
Lihir Gold Ltd. sponsored ADR (a)	309,740	$ 5,157
Meridian Gold, Inc. (a)	39,400	400
Royal Gold, Inc.	201,400	3,214
		35,638
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.3%
Commonwealth Telephone Enterprises, Inc. (a)	57,600	2,290
TOTAL COMMON STOCKS (Cost $647,659)		708,942
Nonconvertible Bonds - 0.0%
	Principal Amount (000s)
HEALTH CARE - 0.0%
Health Care Equipment & Supplies - 0.0%
Delaware Global Technologies Corp. 6% 3/28/07	$ 1	0
TOTAL NONCONVERTIBLE BONDS (Cost $1)		0
Money Market Funds - 8.5%
	Shares
Fidelity Cash Central Fund, 1.29% (b)	56,921,856	56,922
Fidelity Securities Lending Cash Central Fund, 1.3% (b)	8,941,100	8,941
TOTAL MONEY MARKET FUNDS (Cost $65,863)		65,863
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $713,523)		774,805
NET OTHER ASSETS - (0.4)%		(3,158)
NET ASSETS - 100%		$ 771,647
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Affiliated company
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $819,039,000 and $939,228,000, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $202,000 for the period.

The fund participated in the interfund lending program as a borrower. The average daily loan balance during the period for which loans were outstanding amounted to $8,333,000. The weighted average interest rate was 1.37%. Interest expense includes $2,000 paid under the interfund lending program. At period end there were no interfund loans outstanding.

Income Tax Information
At October 31, 2002, the fund had a capital loss carryforward of approximately $66,069,000 all of which will expire on October 31, 2010.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)		April 30, 2003 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $8,599) (cost $713,523) - See accompanying schedule		$ 774,805
Receivable for investments sold		8,953
Receivable for fund shares sold		1,020
Dividends receivable		79
Interest receivable		45
Other receivables		75
Total assets		784,977

Liabilities
Payable for investments purchased	$ 3,050
Payable for fund shares redeemed	872
Accrued management fee	393
Other payables and accrued expenses	74
Collateral on securities loaned, at value	8,941
Total liabilities		13,330

Net Assets		$ 771,647
Net Assets consist of:
Paid in capital		$ 857,787
Accumulated net investment loss		(2,659)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(144,766)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		61,285
Net Assets, for 57,445 shares outstanding		$ 771,647
Net Asset Value, offering price and redemption price per share ($771,647 ÷ 57,445 shares)		$ 13.43

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands		Six months ended April 30, 2003 (Unaudited)

Investment Income
Dividends (including $20 received from affiliated issuers)		$ 1,091
Interest		230
Security lending		41
Total income		1,362

Expenses
Management fee Basic fee	$ 2,548
Performance adjustment	576
Transfer agent fees	1,306
Accounting and security lending fees	118
Non-interested trustees' compensation	1
Custodian fees and expenses	38
Registration fees	18
Audit	17
Legal	4
Interest	2
Miscellaneous	88
Total expenses before reductions	4,716
Expense reductions	(695)	4,021
Net investment income (loss)		(2,659)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities (including realized gain (loss) of $226 on sales of investments in affiliated issuers)	(72,042)
Foreign currency transactions	2
Total net realized gain (loss)		(72,040)
Change in net unrealized appreciation (depreciation) on: Investment securities	63,711
Assets and liabilities in foreign currencies	3
Total change in net unrealized appreciation (depreciation)		63,714
Net gain (loss)		(8,326)
Net increase (decrease) in net assets resulting from operations		$ (10,985)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2003 (Unaudited)	Year ended October 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (2,659)	$ (5,263)
Net realized gain (loss)	(72,040)	(55,421)
Change in net unrealized appreciation (depreciation)	63,714	(71,919)
Net increase (decrease) in net assets resulting from operations	(10,985)	(132,603)
Distributions to shareholders from net realized gain	-	(23,561)
Share transactions Net proceeds from sales of shares	98,404	704,707
Reinvestment of distributions	-	23,161
Cost of shares redeemed	(207,815)	(453,711)
Net increase (decrease) in net assets resulting from share transactions	(109,411)	274,157
Redemption fees	295	877
Total increase (decrease) in net assets	(120,101)	118,870

Net Assets
Beginning of period	891,748	772,878
End of period (including accumulated net investment loss of $2,659 and undistributed net investment income of $0, respectively)	$ 771,647	$ 891,748
Other Information Shares
Sold	7,460	43,891
Issued in reinvestment of distributions	-	1,414
Redeemed	(15,778)	(29,732)
Net increase (decrease)	(8,318)	15,573

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000	1999 I	1999 H	1998 H
Selected Per-Share Data
Net asset value, beginning of period	$ 13.56	$ 15.40	$ 16.87	$ 14.24	$ 13.83	$ 18.11	$ 13.06
Income from Invest- ment Operations
Net investment income (loss) E	(.04)	(.08)	.10 F	.03	.01	.07	.10
Net realized and unrealized gain (loss)	(.09)	(1.33)	(.81)	2.60	.47	(3.71)	6.20
Total from investment operations	(.13)	(1.41)	(.71)	2.63	.48	(3.64)	6.30
Distributions from net investment income	-	-	(.03)	(.02)	(.07)	(.04)	(.13)
Distributions from net realized gain	-	(.44)	(.74)	-	-	(.61)	(1.14)
Total distributions	-	(.44)	(.77)	(.02)	(.07)	(.65)	(1.27)
Redemption fees added to paid in capital E	- J	.01	.01	.02	- J	.01	.02
Net asset value, end of period	$ 13.43	$ 13.56	$ 15.40	$ 16.87	$ 14.24	$ 13.83	$ 18.11
Total Return B, C, D	(.96)%	(9.58)%	(4.29)%	18.62%	3.48%	(20.61)%	50.21%
Ratios to Average Net Assets G
Expenses before expense reductions	1.17% A	1.12%	.86%	.88%	.86% A	.89%	1.01%
Expenses net of voluntary waivers, if any	1.17% A	1.12%	.86%	.88%	.86% A	.89%	1.01%
Expenses net of all reductions	1.00% A	.91%	.74%	.84%	.82% A	.85%	.97%
Net investment income (loss)	(.66)% A	(.52)%	.66%	.20%	.15% A	.48%	.63%
Supplemental Data
Net assets, end of period (in millions)	$ 772	$ 892	$ 773	$ 681	$ 556	$ 591	$ 919
Portfolio turnover rate	212% A	290%	450%	159%	173% A	96%	88%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the former sales charges.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.05 per share.

G Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

H For the period ended April 30.

I Six months ended October 31.

J Amount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2003 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity® Small Cap Independence Fund (the fund) is a fund of Fidelity Capital Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Foreign Currency - continued

investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to foreign currency transactions, non-taxable dividends, net operating losses, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 87,716	|
Unrealized depreciation	(30,721)
Net unrealized appreciation (depreciation)	$ 56,995
Cost for federal income tax purposes	$ 717,810

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 90 days are subject to a short-term trading fee equal to 1.50% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

management fee is subject to a performance adjustment (up to a maximum of ± .20% of the fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .78% of the fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .33% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $223 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $691 for the period. In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and transfer agent expenses by $1 and $3, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

8. Transactions with Affiliated Companies.

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:

Summary of Transactions with Affiliated Companies
Amounts in thousands Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
Corrections Corp. of America	$ 1,283	$ 9,204	$ -	$ 35,739
Hanger Orthopedic Group, Inc.	307	1,539	-	-
U.S. Physical Therapy, Inc.	-	2,666	-	-
Unifirst Corp.	268	1,675	20	-
TOTALS	$ 1,858	$ 15,084	$ 20	$ 35,739

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
2300 Litton Lane - KH2B
Hebron, KY 41048

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
2300 Litton Lane - KH2GC
Hebron, KY 41048-9397

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
2300 Litton Lane - KH2GC
Hebron, KY 41048-9397

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

Fidelity's Growth Funds

Aggressive Growth Fund

Blue Chip Growth Fund

Capital Appreciation Fund

Contrafund ®

Contrafund ® II

Disciplined Equity Fund

Dividend Growth Fund

Export and Multinational Fund

Fidelity Fifty ®

Focused Stock Fund

Growth Company Fund

Independence Fund

Large Cap Stock Fund

Leveraged Company Stock Fund

Low-Priced Stock Fund

Magellan® Fund

Mid-Cap Stock Fund

New Millennium Fund ®

OTC Portfolio

Small Cap Independence Fund

Small Cap Stock Fund

Stock Selector

Structured Large Cap Growth Fund

Structured Large Cap Value Fund

Structured Mid Cap Growth Fund

Structured Mid Cap Value Fund

Tax Managed Stock Fund

Trend Fund

Value Discovery Fund

Value Fund

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

SCS-USAN-0603
1.784915.100

Fidelity®

Focused Stock

Fund

Semiannual Report

April 30, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(automated graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

This shareholder update and report on the performance of your fund is among the first to be produced under the new Sarbanes-Oxley Public Company Accounting and Investor Protection Act of 2002. This act requires that public companies certify, under penalty of law, the financial information they report to shareholders. It was adopted by Congress in reaction to several incidents of corporate malfeasance that brought the integrity of management of some publicly traded companies into question.

After the act was signed into law, the Securities and Exchange Commission interpreted it as applying to mutual funds as well as public companies. Thus, every mutual fund now is required to certify that the financial information provided in annual and semiannual reports to shareholders fully and fairly presents its financial position.

There is little doubt that the intent of Congress and regulators in this matter is a noble one - to improve the accuracy and accountability of financial reporting to investors by corporate America. We in no way condone any of the activities that brought about these requirements, and we welcome any and every reasonable proposal to strengthen investor protection and information disclosure.

That said, we are proud that mutual funds have always provided full and fair disclosure. Governed by the Investment Company Act of 1940 - and monitored and regulated by federal and state agencies, industry oversight associations, and independent directors - mutual funds are among the most transparent of all financial products. For example, the prices of mutual fund shares are established and published every business day, and the majority of members of the Board of Trustees that oversees our funds are not affiliated with the business of Fidelity. The disclosure standards of mutual funds actually have become models for governance and transparency across corporate America.

We are, of course, complying in full with the letter of this new requirement and hope that any future efforts by Congress to reassure investors about the honesty of corporate America will focus on practical and substantive solutions of genuine value to shareholders.

This sort of careful consideration was evident as Congress deliberated President Bush's tax cut package this spring, then enacted legislation that contains a variety of benefits for American families, investors and businesses. Although the final bill did not completely eliminate the tax that individual investors pay when they receive dividends from companies, it still will benefit American investors, and we applaud it in the spirit of compromise that marked the debate in Congress.

At Fidelity, we are committed to acting at all times in accordance with the highest standards of integrity and in the best interests of our fund shareholders. We are proud of the amount of information we provide to those who invest in our funds and pleased to continue that level of communication with you in these reports.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Ten Stocks as of April 30, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Johnson & Johnson	4.3	2.4
Microsoft Corp.	3.5	0.0
Forest Laboratories, Inc.	2.7	0.0
3M Co.	2.6	1.4
Federated Department Stores, Inc.	2.6	0.0
Gillette Co.	2.5	0.8
Pogo Producing Co.	2.4	0.0
Fidelity National Financial, Inc.	2.4	0.0
Pfizer, Inc.	2.2	0.0
Western Digital Corp.	2.2	0.0
	27.4
Top Five Market Sectors as of April 30, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	19.0	17.1
Health Care	15.1	14.9
Consumer Discretionary	14.3	24.7
Information Technology	14.0	15.4
Industrials	11.3	6.5
Asset Allocation (% of fund's net assets)
As of April 30, 2003 *		As of October 31, 2002 **
	Stocks 98.9%		Stocks 98.3%
	Short-Term Investments and Net Other Assets 1.1%		Short-Term Investments and Net Other Assets 1.7%
* Foreign investments	0.0%	** Foreign investments	4.5%

Semiannual Report

Investments April 30, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 14.3%
Auto Components - 0.8%
American Axle & Manufacturing Holdings, Inc. (a)	10,200	$ 254,184
Hotels, Restaurants & Leisure - 1.2%
International Game Technology (a)	4,500	388,350
Household Durables - 1.2%
KB Home	4,100	202,007
Lennar Corp.	3,200	173,568
		375,575
Internet & Catalog Retail - 0.8%
USA Interactive (a)	8,600	257,570
Media - 4.2%
Belo Corp. Series A	9,900	222,849
Clear Channel Communications, Inc. (a)	8,900	348,079
Fox Entertainment Group, Inc. Class A (a)	17,000	431,800
Media General, Inc. Class A	1,900	104,424
Meredith Corp.	1,600	69,152
Tribune Co.	3,400	166,532
		1,342,836
Multiline Retail - 4.1%
Federated Department Stores, Inc. (a)	26,900	823,678
Wal-Mart Stores, Inc.	8,200	461,824
		1,285,502
Specialty Retail - 2.0%
Borders Group, Inc. (a)	8,500	136,000
Hollywood Entertainment Corp. (a)	9,100	161,525
Ross Stores, Inc.	8,700	329,730
		627,255
TOTAL CONSUMER DISCRETIONARY		4,531,272
CONSUMER STAPLES - 8.5%
Beverages - 0.5%
The Coca-Cola Co.	3,900	157,560
Food & Drug Retailing - 1.1%
Sysco Corp.	12,100	347,633
Food Products - 3.4%
Dean Foods Co. (a)	14,500	631,185
Hershey Foods Corp.	6,700	437,175
		1,068,360
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER STAPLES - continued
Personal Products - 2.5%
Gillette Co.	25,800	$ 785,610
Tobacco - 1.0%
Altria Group, Inc.	10,500	322,980
TOTAL CONSUMER STAPLES		2,682,143
ENERGY - 6.4%
Energy Equipment & Services - 2.1%
Nabors Industries Ltd. (a)	16,900	662,480
Oil & Gas - 4.3%
Devon Energy Corp.	2,400	113,400
Exxon Mobil Corp.	12,000	422,400
Occidental Petroleum Corp.	2,600	77,610
Pogo Producing Co.	19,200	760,320
		1,373,730
TOTAL ENERGY		2,036,210
FINANCIALS - 19.0%
Banks - 6.6%
City National Corp.	13,400	551,678
Commerce Bancorp, Inc., New Jersey	8,600	349,762
Fifth Third Bancorp	12,100	596,409
Greenpoint Financial Corp.	6,900	329,544
Wachovia Corp.	7,100	271,291
		2,098,684
Diversified Financials - 7.0%
Bear Stearns Companies, Inc.	9,200	614,928
Citigroup, Inc.	8,200	321,850
Fannie Mae	3,700	267,843
Freddie Mac	8,100	468,990
Legg Mason, Inc.	7,600	412,680
MBNA Corp.	6,200	117,180
		2,203,471
Insurance - 5.4%
American International Group, Inc.	1,400	81,130
Fidelity National Financial, Inc.	21,900	753,360
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Insurance - continued
HCC Insurance Holdings, Inc.	15,400	$ 423,500
MBIA, Inc.	10,000	447,000
		1,704,990
TOTAL FINANCIALS		6,007,145
HEALTH CARE - 15.1%
Biotechnology - 1.1%
Gilead Sciences, Inc. (a)	7,800	359,892
Health Care Equipment & Supplies - 2.0%
Boston Scientific Corp. (a)	5,800	249,690
Fisher Scientific International, Inc. (a)	8,700	250,647
Medtronic, Inc.	2,800	133,672
Steris Corp. (a)	500	11,350
		645,359
Health Care Providers & Services - 1.3%
Covance, Inc. (a)	22,300	395,379
Pharmaceuticals - 10.7%
Abbott Laboratories	9,700	394,111
Forest Laboratories, Inc. (a)	16,400	848,208
Johnson & Johnson	24,200	1,363,912
Merck & Co., Inc.	1,300	75,634
Pfizer, Inc.	22,900	704,175
		3,386,040
TOTAL HEALTH CARE		4,786,670
INDUSTRIALS - 11.3%
Commercial Services & Supplies - 2.2%
Corinthian Colleges, Inc. (a)	11,800	540,322
First Data Corp.	4,000	156,920
		697,242
Industrial Conglomerates - 4.7%
3M Co.	6,600	831,864
General Electric Co.	21,900	644,955
		1,476,819
Machinery - 2.0%
Illinois Tool Works, Inc.	10,000	639,800
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Road & Rail - 1.6%
CSX Corp.	15,900	$ 508,482
Trading Companies & Distributors - 0.8%
Fastenal Co.	7,400	255,966
TOTAL INDUSTRIALS		3,578,309
INFORMATION TECHNOLOGY - 14.0%
Communications Equipment - 0.7%
NetScreen Technologies, Inc. (a)	10,500	212,940
Computers & Peripherals - 5.2%
Diebold, Inc.	13,000	519,740
Imation Corp. (a)	9,800	336,140
International Business Machines Corp.	1,000	84,900
Western Digital Corp. (a)	73,600	686,688
		1,627,468
Electronic Equipment & Instruments - 0.8%
Amphenol Corp. Class A (a)	6,000	265,740
Office Electronics - 2.1%
Zebra Technologies Corp. Class A (a)	9,900	660,033
Software - 5.2%
Activision, Inc. (a)	19,600	299,880
Microsoft Corp.	43,300	1,107,181
Network Associates, Inc. (a)	21,300	243,459
		1,650,520
TOTAL INFORMATION TECHNOLOGY		4,416,701
MATERIALS - 3.1%
Chemicals - 0.9%
Praxair, Inc.	3,300	191,664
The Scotts Co. Class A (a)	1,700	96,815
		288,479
Metals & Mining - 2.2%
Newmont Mining Corp. Holding Co.	25,000	675,500
TOTAL MATERIALS		963,979
TELECOMMUNICATION SERVICES - 4.2%
Diversified Telecommunication Services - 4.2%
ALLTEL Corp.	7,900	370,194
Common Stocks - continued
	Shares	Value (Note 1)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
CenturyTel, Inc.	22,600	$ 665,570
Verizon Communications, Inc.	7,800	291,564
		1,327,328
UTILITIES - 3.0%
Electric Utilities - 2.8%
Edison International (a)	28,000	408,520
FirstEnergy Corp.	13,600	458,728
		867,248
Gas Utilities - 0.2%
Nicor, Inc.	2,300	69,138
TOTAL UTILITIES		936,386
TOTAL COMMON STOCKS (Cost $30,914,204)		31,266,143
Money Market Funds - 2.0%

Fidelity Cash Central Fund, 1.29% (b)	386,877	386,877
Fidelity Securities Lending Cash Central Fund, 1.3% (b)	252,000	252,000
TOTAL MONEY MARKET FUNDS (Cost $638,877)		638,877
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $31,553,081)		31,905,020
NET OTHER ASSETS - (0.9)%		(297,006)
NET ASSETS - 100%		$ 31,608,014
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $38,860,955 and $39,843,412, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,709 for the period.
Income Tax Information
At October 31, 2002, the fund had a capital loss carryforward of approximately $17,845,000 of which $8,041,000 and $9,804,000 will expire on October 31, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

		April 30, 2003 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $241,640) (cost $31,553,081) - See accompanying schedule		$ 31,905,020
Receivable for investments sold		657,664
Receivable for fund shares sold		14,852
Dividends receivable		11,600
Interest receivable		493
Redemption fees receivable		4
Other receivables		177
Total assets		32,589,810

Liabilities
Payable for investments purchased	$ 645,995
Payable for fund shares redeemed	53,688
Accrued management fee	6,324
Other payables and accrued expenses	23,789
Collateral on securities loaned, at value	252,000
Total liabilities		981,796

Net Assets		$ 31,608,014
Net Assets consist of:
Paid in capital		$ 55,917,929
Undistributed net investment income		33,890
Accumulated undistributed net realized gain (loss) on investments		(24,695,744)
Net unrealized appreciation (depreciation) on investments		351,939
Net Assets, for 4,400,566 shares outstanding		$ 31,608,014
Net Asset Value, offering price and redemption price per share ($31,608,014 ÷ 4,400,566 shares)		$ 7.18

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

		Six months ended April 30, 2003 (Unaudited)

Investment Income
Dividends		$ 191,276
Interest		3,766
Security lending		584
Total income		195,626

Expenses
Management fee Basic fee	$ 92,645
Performance adjustment	(55,216)
Transfer agent fees	74,538
Accounting and security lending fees	30,100
Non-interested trustees' compensation	65
Custodian fees and expenses	4,953
Registration fees	8,908
Audit	9,250
Legal	155
Miscellaneous	6,564
Total expenses before reductions	171,962
Expense reductions	(10,226)	161,736
Net investment income (loss)		33,890
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		(6,529,398)
Change in net unrealized appreciation (depreciation) on investment securities		6,127,193
Net gain (loss)		(402,205)
Net increase (decrease) in net assets resulting from operations		$ (368,315)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2003 (Unaudited)	Year ended October 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 33,890	$ (327,178)
Net realized gain (loss)	(6,529,398)	(9,792,914)
Change in net unrealized appreciation (depreciation)	6,127,193	(6,055,088)
Net increase (decrease) in net assets resulting from operations	(368,315)	(16,175,180)
Share transactions Net proceeds from sales of shares	2,442,003	18,818,947
Cost of shares redeemed	(3,680,379)	(18,574,772)
Net increase (decrease) in net assets resulting from share transactions	(1,238,376)	244,175
Redemption fees	1,060	9,782
Total increase (decrease) in net assets	(1,605,631)	(15,921,223)

Net Assets
Beginning of period	33,213,645	49,134,868
End of period (including undistributed net investment income of $33,890 and $0, respectively)	$ 31,608,014	$ 33,213,645
Other Information Shares
Sold	343,486	1,815,008
Redeemed	(518,261)	(1,901,635)
Net increase (decrease)	(174,775)	(86,627)

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 7.26	$ 10.54	$ 15.92	$ 15.30	$ 12.03	$ 12.62
Income from Investment Operations
Net investment income (loss) D	.01	(.07)	.01	.02	.03	.04
Net realized and unrealized gain (loss)	(.09)	(3.21)	(4.12)	2.63	3.50	(.03)
Total from investment operations	(.08)	(3.28)	(4.11)	2.65	3.53	.01
Distributions from net investment income	-	-	(.02)	(.04)	(.02)	-
Distributions from net realized gain	-	-	(1.25)	(1.99)	(.24)	(.61)
Total distributions	-	-	(1.27)	(2.03)	(.26)	(.61)
Redemption fees added to paid in capital D	- F	- F	- F	- F	- F	.01
Net asset value, end of period	$ 7.18	$ 7.26	$ 10.54	$ 15.92	$ 15.30	$ 12.03
Total Return B, C	(1.10)%	(31.12)%	(27.74)%	18.54%	29.80%	.45%
Ratios to Average Net AssetsE
Expenses before expense reductions	1.09% A	1.33%	1.26%	1.03%	.89%	.91%
Expenses net of voluntary waivers, if any	1.09% A	1.33%	1.26%	1.03%	.89%	.91%
Expenses net of all reductions	1.02% A	1.20%	1.22%	1.02%	.86%	.88%
Net investment income (loss)	.21% A	(.71)%	.09%	.10%	.22%	.35%
Supplemental Data
Net assets, end of period (000 omitted)	$ 31,608	$ 33,214	$ 49,135	$ 72,466	$ 50,273	$ 48,003
Portfolio turnover rate	249% A	256%	309%	94%	128%	334%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. F Amount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statement

For the period ended April 30, 2003 (Unaudited)

1. Significant Accounting Policies.

Fidelity® Focused Stock Fund (the fund) is a fund of Fidelity Capital Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to foreign currency transactions, net operating losses, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 1,609,539	|
Unrealized depreciation	(1,310,228)
Net unrealized appreciation (depreciation)	$ 299,311
Cost for federal income tax purposes	$ 31,605,709

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 30 days are subject to a short-term trading fee equal to .75% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .24% of the fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .47% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses. on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $3,763 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $10,226 for the period.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
West Palm Beach, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

Semiannual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

6005 West Park Boulevard
Plano, TX 75093

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
2300 Litton Lane - KH2B
Hebron, KY 41048

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
2300 Litton Lane - KH2GC
Hebron, KY 41048-9397

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
2300 Litton Lane - KH2GC
Hebron, KY 41048-9397

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management &
Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

Fidelity's Growth Funds

Aggressive Growth Fund

Blue Chip Growth Fund

Capital Appreciation Fund

Contrafund ®

Contrafund ® II

Disciplined Equity Fund

Dividend Growth Fund

Export and Multinational Fund

Fidelity Fifty ®

Fidelity Value Discovery Fund

Focused Stock Fund

Growth Company Fund

Independence Fund

Large Cap Stock Fund

Leveraged Company Stock Fund

Low-Priced Stock Fund

Magellan® Fund

Mid-Cap Stock Fund

New Millennium Fund®

OTC Portfolio

Small Cap Independence Fund

Small Cap Stock Fund

Stock Selector

Structured Large Cap Growth Fund

Structured Large Cap Value Fund

Structured Mid Cap Growth Fund

Structured Mid Cap Value Fund

Tax Managed Stock Fund

Trend Fund

Value Fund

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

TQG-USAN-0603
1.784914.100

Fidelity®

Value

Fund

Semiannual Report

April 30, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

This shareholder update and report on the performance of your fund is among the first to be produced under the new Sarbanes-Oxley Public Company Accounting and Investor Protection Act of 2002. This act requires that public companies certify, under penalty of law, the financial information they report to shareholders. It was adopted by Congress in reaction to several incidents of corporate malfeasance that brought the integrity of management of some publicly traded companies into question.

After the act was signed into law, the Securities and Exchange Commission interpreted it as applying to mutual funds as well as public companies. Thus, every mutual fund now is required to certify that the financial information provided in annual and semiannual reports to shareholders fully and fairly presents its financial position.

There is little doubt that the intent of Congress and regulators in this matter is a noble one - to improve the accuracy and accountability of financial reporting to investors by corporate America. We in no way condone any of the activities that brought about these requirements, and we welcome any and every reasonable proposal to strengthen investor protection and information disclosure.

That said, we are proud that mutual funds have always provided full and fair disclosure. Governed by the Investment Company Act of 1940 - and monitored and regulated by federal and state agencies, industry oversight associations, and independent directors - mutual funds are among the most transparent of all financial products. For example, the prices of mutual fund shares are established and published every business day, and the majority of members of the Board of Trustees that oversees our funds are not affiliated with the business of Fidelity. The disclosure standards of mutual funds actually have become models for governance and transparency across corporate America.

We are, of course, complying in full with the letter of this new requirement and hope that any future efforts by Congress to reassure investors about the honesty of corporate America will focus on practical and substantive solutions of genuine value to shareholders.

This sort of careful consideration was evident as Congress deliberated President Bush's tax cut package this spring, then enacted legislation that contains a variety of benefits for American families, investors and businesses. Although the final bill did not completely eliminate the tax that individual investors pay when they receive dividends from companies, it still will benefit American investors, and we applaud it in the spirit of compromise that marked the debate in Congress.

At Fidelity, we are committed to acting at all times in accordance with the highest standards of integrity and in the best interests of our fund shareholders. We are proud of the amount of information we provide to those who invest in our funds and pleased to continue that level of communication with you in these reports.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Ten Stocks as of April 30, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
American Standard Companies, Inc.	2.4	2.3
Eaton Corp.	1.3	1.1
Manpower, Inc.	1.1	1.1
BJ Services Co.	1.1	0.9
Liz Claiborne, Inc.	1.0	1.0
Fannie Mae	1.0	0.9
Freddie Mac	1.0	1.1
Smith International, Inc.	0.9	0.8
Fluor Corp.	0.9	0.6
Weatherford International Ltd.	0.9	0.9
	11.6
Top Five Market Sectors as of April 30, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Industrials	19.0	17.4
Financials	16.9	19.7
Consumer Discretionary	16.3	18.1
Energy	11.0	10.6
Information Technology	9.8	8.8
Asset Allocation (% of fund's net assets)
As of April 30, 2003 *		As of October 31, 2002 **
	Stocks 94.1%		Stocks 94.9%
	Bonds 0.3%		Bonds 0.3%
	Convertible Securities 2.4%		Convertible Securities 2.5%
	Short-Term Investments and Net Other Assets 3.2%		Short-Term Investments and Net Other Assets 2.3%
* Foreign investments	6.9%	** Foreign investments	5.9%

Semiannual Report

Investments April 30, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.1%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 16.2%
Automobiles - 0.2%
Monaco Coach Corp. (a)	876,950	$ 11,856
Hotels, Restaurants & Leisure - 2.4%
Carnival Corp. unit	100,000	2,759
Hilton Hotels Corp.	1,320,800	17,593
Marriott International, Inc. Class A	520,000	18,673
Outback Steakhouse, Inc.	883,400	31,573
Six Flags, Inc. (a)	2,078,600	12,222
Starwood Hotels & Resorts Worldwide, Inc. unit	560,000	15,030
Wendy's International, Inc.	176,200	5,117
Yum! Brands, Inc. (a)	800,000	19,760
		122,727
Household Durables - 3.2%
Black & Decker Corp.	617,300	25,464
Furniture Brands International, Inc. (a)	1,099,300	26,108
Leggett & Platt, Inc.	2,116,900	43,714
Newell Rubbermaid, Inc.	129,300	3,941
Snap-On, Inc.	666,100	19,550
Whirlpool Corp.	765,700	40,957
		159,734
Leisure Equipment & Products - 1.2%
Brunswick Corp.	1,165,700	25,447
Hasbro, Inc.	2,164,400	34,630
		60,077
Media - 1.6%
AOL Time Warner, Inc. (a)	2,000,000	27,360
Comcast Corp. Class A (special) (a)	295,800	8,892
E.W. Scripps Co. Class A	197,400	15,644
Fox Entertainment Group, Inc. Class A (a)	349,840	8,886
Reader's Digest Association, Inc. (non-vtg.)	1,854,171	22,250
		83,032
Multiline Retail - 1.6%
Big Lots, Inc. (a)	2,796,660	35,014
Federated Department Stores, Inc. (a)	1,430,800	43,811
		78,825
Specialty Retail - 4.4%
AnnTaylor Stores Corp. (a)	630,000	14,906
AutoNation, Inc. (a)	2,418,400	33,495
Borders Group, Inc. (a)	1,362,200	21,795
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Foot Locker, Inc.	1,380,000	$ 15,180
Gap, Inc.	814,700	13,548
Gart Sports Co. (a)	358,500	8,400
Limited Brands, Inc.	2,413,300	35,089
Office Depot, Inc. (a)	1,480,000	18,737
Pier 1 Imports, Inc.	150,000	2,784
RadioShack Corp.	1,481,600	35,129
Sherwin-Williams Co.	860,600	23,994
Staples, Inc. (a)	102,300	1,948
		225,005
Textiles, Apparel & Luxury Goods - 1.6%
Liz Claiborne, Inc.	1,606,800	52,269
Polo Ralph Lauren Corp. Class A (a)	476,700	11,179
Russell Corp.	931,000	17,801
		81,249
TOTAL CONSUMER DISCRETIONARY		822,505
CONSUMER STAPLES - 1.7%
Food & Drug Retailing - 0.2%
Rite Aid Corp. (a)	452,000	1,537
Topps Co., Inc. (a)	49,000	456
Winn-Dixie Stores, Inc.	760,000	9,523
		11,516
Food Products - 1.1%
Dean Foods Co. (a)	427,932	18,628
Hormel Foods Corp.	368,400	8,477
Sensient Technologies Corp.	914,700	20,215
Tyson Foods, Inc. Class A	1,074,200	10,345
		57,665
Household Products - 0.3%
Kimberly-Clark Corp.	309,400	15,399
Personal Products - 0.1%
Playtex Products, Inc. (a)	480,400	3,531
TOTAL CONSUMER STAPLES		88,111
Common Stocks - continued
	Shares	Value (Note 1) (000s)
ENERGY - 11.0%
Energy Equipment & Services - 8.3%
Baker Hughes, Inc.	1,241,500	$ 34,762
BJ Services Co. (a)	1,490,000	54,400
Carbo Ceramics, Inc.	64,400	2,423
Cooper Cameron Corp. (a)	879,300	42,083
Grant Prideco, Inc. (a)	1,854,300	21,158
Helmerich & Payne, Inc.	1,412,800	36,351
Maverick Tube Corp. (a)	528,200	9,397
National-Oilwell, Inc. (a)	1,988,500	41,739
Noble Corp. (a)	1,255,800	38,867
Pride International, Inc. (a)	925,200	14,359
Smith International, Inc. (a)	1,344,600	47,814
Transocean, Inc.	800,000	15,240
Varco International, Inc. (a)	1,060,000	18,645
Weatherford International Ltd. (a)	1,161,774	46,738
		423,976
Oil & Gas - 2.7%
Apache Corp.	27,300	1,563
Cimarex Energy Co. (a)	595,028	11,722
ConocoPhillips	619,731	31,172
Occidental Petroleum Corp.	1,246,500	37,208
Premcor, Inc.	799,100	17,812
Teekay Shipping Corp.	229,100	8,694
TotalFinaElf SA sponsored ADR	440,000	28,908
		137,079
TOTAL ENERGY		561,055
FINANCIALS - 16.6%
Banks - 4.7%
Bank of America Corp.	536,000	39,691
Bank of Hawaii Corp.	272,800	8,991
Bank of New York Co., Inc.	130,000	3,439
Bank One Corp.	958,800	34,565
Banknorth Group, Inc.	1,002,800	23,947
FleetBoston Financial Corp.	824,500	21,866
Hibernia Corp. Class A	1,382,009	25,042
Sovereign Bancorp, Inc.	200,000	3,090
UnionBanCal Corp.	623,137	25,175
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Banks - continued
Wachovia Corp.	1,119,827	$ 42,789
Zions Bancorp	209,300	10,312
		238,907
Diversified Financials - 3.2%
Allied Capital Corp.	341,150	7,229
Ameritrade Holding Corp. (a)	400,000	2,008
Charles Schwab Corp.	1,877,800	16,205
Citigroup, Inc.	308,024	12,090
Fannie Mae	707,100	51,187
Federated Investors, Inc. Class B (non-vtg.)	80,000	2,183
Freddie Mac	877,100	50,784
iDine Rewards Network, Inc. (a)(c)	1,368,000	13,338
MBNA Corp.	80,000	1,512
Van der Moolen Holding NV sponsored ADR	831,584	8,815
		165,351
Insurance - 4.6%
ACE Ltd.	781,200	25,842
Allmerica Financial Corp. (a)	365,700	5,595
Allstate Corp.	1,101,000	41,607
Everest Re Group Ltd.	456,900	31,823
MBIA, Inc.	360,000	16,092
Nationwide Financial Services, Inc. Class A	250,800	7,060
Ohio Casualty Corp. (a)	934,400	11,703
PartnerRe Ltd.	462,600	24,749
St. Paul Companies, Inc.	640,000	21,978
The Chubb Corp.	450,300	23,816
Travelers Property Casualty Corp.:
Class A	823,307	13,362
Class B	628,700	10,216
		233,843
Real Estate - 4.1%
Alexandria Real Estate Equities, Inc.	425,800	18,011
Apartment Investment & Management Co. Class A	514,100	19,412
Arden Realty, Inc.	835,900	19,919
AvalonBay Communities, Inc.	177,900	7,096
Boston Properties, Inc.	410,000	16,072
CenterPoint Properties Trust (SBI)	312,100	18,086
Duke Realty Corp.	753,600	20,649
Equity Office Properties Trust	610,000	15,842
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Real Estate - continued
Equity Residential (SBI)	320,000	$ 8,291
Mack-Cali Realty Corp.	601,400	18,980
Pan Pacific Retail Properties, Inc.	108,900	4,260
Reckson Associates Realty Corp.	867,300	16,349
Sun Communities, Inc.	124,900	4,814
Vornado Realty Trust	486,300	18,479
		206,260
TOTAL FINANCIALS		844,361
HEALTH CARE - 3.7%
Biotechnology - 0.2%
Biogen, Inc. (a)	250,000	9,498
Health Care Equipment & Supplies - 1.4%
Bausch & Lomb, Inc.	1,065,200	37,452
Baxter International, Inc.	217,200	4,996
Becton, Dickinson & Co.	552,400	19,555
Fisher Scientific International, Inc. (a)	300,000	8,643
		70,646
Health Care Providers & Services - 1.6%
AmerisourceBergen Corp.	283,900	16,424
HCA, Inc.	330,000	10,593
IMS Health, Inc.	350,697	5,401
Quest Diagnostics, Inc. (a)	390,000	23,303
Triad Hospitals, Inc. (a)	478,700	10,536
United Surgical Partners International, Inc. (a)	315,000	5,837
Universal Health Services, Inc. Class B (a)	310,000	11,988
		84,082
Pharmaceuticals - 0.5%
Bristol-Myers Squibb Co.	200,000	5,108
Schering-Plough Corp.	647,200	11,714
Wyeth	170,000	7,400
		24,222
TOTAL HEALTH CARE		188,448
INDUSTRIALS - 19.0%
Aerospace & Defense - 0.8%
GenCorp, Inc.	1,314,800	9,992
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
Honeywell International, Inc.	500,000	$ 11,800
Precision Castparts Corp.	624,900	17,303
		39,095
Air Freight & Logistics - 0.6%
CNF, Inc.	1,060,300	32,170
Building Products - 3.2%
American Standard Companies, Inc. (a)	1,679,600	119,571
Masco Corp.	2,022,600	42,616
		162,187
Commercial Services & Supplies - 4.6%
Aramark Corp. Class B (a)	22,000	505
Arbitron, Inc. (a)	472,742	16,102
Ceridian Corp. (a)	3,277,310	45,718
Herman Miller, Inc.	1,385,015	24,224
Iron Mountain, Inc. (a)	103,000	4,105
John H. Harland Co.	858,500	20,561
Manpower, Inc.	1,657,600	54,502
R.R. Donnelley & Sons Co.	52,200	1,052
Republic Services, Inc. (a)	508,400	10,910
Steelcase, Inc. Class A	1,666,000	15,977
Tetra Tech, Inc. (a)	793,500	12,299
United Stationers, Inc. (a)	301,300	8,168
Waste Management, Inc.	857,722	18,630
		232,753
Construction & Engineering - 1.0%
Fluor Corp.	1,360,700	47,039
Granite Construction, Inc.	136,700	2,297
		49,336
Electrical Equipment - 0.2%
AMETEK, Inc.	188,900	7,122
C&D Technologies, Inc.	130,000	1,729
		8,851
Industrial Conglomerates - 1.2%
Carlisle Companies, Inc.	419,800	19,042
Textron, Inc.	1,105,000	32,586
Tyco International Ltd.	560,000	8,736
		60,364
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Machinery - 6.4%
Albany International Corp. Class A (c)	1,793,580	$ 42,580
Caterpillar, Inc.	30,000	1,578
Crane Co.	762,900	14,899
Deere & Co.	270,000	11,888
Eaton Corp.	818,900	67,207
Harsco Corp.	925,200	31,892
Ingersoll-Rand Co. Ltd. Class A	781,500	34,449
ITT Industries, Inc.	229,900	13,403
Kennametal, Inc.	1,212,439	38,180
Pentair, Inc.	413,980	15,955
Terex Corp. (a)	2,278,500	37,709
UNOVA, Inc. (a)	2,262,400	16,651
		326,391
Road & Rail - 1.0%
Canadian National Railway Co.	490,000	23,808
CSX Corp.	797,000	25,488
Dollar Thrifty Automotive Group, Inc. (a)	90,000	1,477
		50,773
Trading Companies & Distributors - 0.0%
MSC Industrial Direct Co., Inc. Class A (a)	65,000	1,203
TOTAL INDUSTRIALS		963,123
INFORMATION TECHNOLOGY - 9.8%
Communications Equipment - 0.7%
Andrew Corp. (a)	794,900	6,097
Motorola, Inc.	2,690,000	21,278
Nokia Corp. sponsored ADR	450,000	7,457
		34,832
Computers & Peripherals - 1.0%
Apple Computer, Inc. (a)	246,600	3,502
Dell Computer Corp. (a)	100,000	2,891
Diebold, Inc.	331,700	13,261
Intergraph Corp. (a)	60,000	1,224
Maxtor Corp. (a)	350,000	1,925
Storage Technology Corp. (a)	1,116,500	27,600
Western Digital Corp. (a)	64,100	598
		51,001
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - 4.7%
Agilent Technologies, Inc. (a)	1,151,400	$ 18,445
Amphenol Corp. Class A (a)	762,500	33,771
Arrow Electronics, Inc. (a)	1,688,300	28,499
Artesyn Technologies, Inc. (a)	654,100	2,741
Avnet, Inc. (a)	1,764,655	22,499
Celestica, Inc. (sub. vtg.) (a)	2,240,000	25,783
Checkpoint Systems, Inc. (a)	171,300	2,287
Flextronics International Ltd. (a)	3,460,000	30,275
Merix Corp. (a)(c)	1,208,611	5,330
Mettler-Toledo International, Inc. (a)	179,500	6,372
PerkinElmer, Inc.	836,700	8,300
Tektronix, Inc. (a)	790,000	14,828
Thermo Electron Corp. (a)	2,050,400	37,256
		236,386
Internet Software & Services - 0.4%
Yahoo!, Inc. (a)	812,000	20,121
IT Consulting & Services - 0.5%
Accenture Ltd. Class A (a)	505,000	8,090
Computer Sciences Corp. (a)	352,600	11,618
MPS Group, Inc. (a)	962,200	6,495
		26,203
Office Electronics - 0.7%
Xerox Corp. (a)	3,356,500	33,095
Semiconductor Equipment & Products - 1.0%
Agere Systems, Inc.:
Class A (a)	4,366,300	7,816
Class B (a)	4,116,900	7,040
Axcelis Technologies, Inc. (a)	449,928	2,556
Fairchild Semiconductor International, Inc. Class A (a)	2,146,400	25,478
Integrated Device Technology, Inc. (a)	175,100	1,809
National Semiconductor Corp. (a)	340,000	6,368
		51,067
Software - 0.8%
Barra, Inc. (a)	166,927	5,450
Cadence Design Systems, Inc. (a)	1,052,800	12,034
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Network Associates, Inc. (a)	1,146,100	$ 13,100
Synopsys, Inc. (a)	252,474	12,280
		42,864
TOTAL INFORMATION TECHNOLOGY		495,569
MATERIALS - 8.7%
Chemicals - 3.4%
Albemarle Corp.	656,200	17,717
BOC Group PLC	290,000	3,662
Crompton Corp.	2,898,176	18,606
Dow Chemical Co.	449,520	14,672
Engelhard Corp.	421,100	10,338
Ferro Corp.	659,000	15,579
Georgia Gulf Corp.	352,400	7,964
International Flavors & Fragrances, Inc.	336,100	10,681
Lyondell Chemical Co.	567,400	8,256
NOVA Chemicals Corp.	550,000	11,798
Olin Corp.	625,800	11,339
OMNOVA Solutions, Inc. (a)(c)	2,637,800	9,364
PolyOne Corp.	3,499,600	16,168
Praxair, Inc.	230,200	13,370
W.R. Grace & Co. (a)	931,000	2,439
		171,953
Construction Materials - 0.2%
Martin Marietta Materials, Inc.	378,110	11,181
Containers & Packaging - 0.8%
Aptargroup, Inc.	375,900	12,938
Owens-Illinois, Inc. (a)	2,381,000	21,167
Smurfit-Stone Container Corp. (a)	420,362	5,914
		40,019
Metals & Mining - 3.1%
Agnico-Eagle Mines Ltd.	1,124,800	11,299
Alcan, Inc.	1,220,000	35,745
Alcoa, Inc.	1,567,300	35,938
Arch Coal, Inc.	864,600	15,632
Newmont Mining Corp. Holding Co.	681,300	18,409
Nucor Corp.	290,900	11,883
Phelps Dodge Corp. (a)	560,000	17,466
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - continued
Metals & Mining - continued
Placer Dome, Inc.	219,400	$ 2,196
Steel Dynamics, Inc. (a)	694,725	8,406
		156,974
Paper & Forest Products - 1.2%
Aracruz Celulose SA sponsored ADR	411,700	8,646
Bowater, Inc.	404,400	15,743
International Paper Co.	490,000	17,518
MeadWestvaco Corp.	939,900	22,172
		64,079
TOTAL MATERIALS		444,206
TELECOMMUNICATION SERVICES - 3.9%
Diversified Telecommunication Services - 3.0%
BellSouth Corp.	654,400	16,681
CenturyTel, Inc.	1,015,800	29,915
Citizens Communications Co. (a)	4,101,900	44,834
Qwest Communications International, Inc. (a)	2,387,400	9,000
SBC Communications, Inc.	730,000	17,053
Verizon Communications, Inc.	978,700	36,584
		154,067
Wireless Telecommunication Services - 0.9%
American Tower Corp. Class A (a)	2,384,900	15,836
AT&T Wireless Services, Inc. (a)	1,934,900	12,499
SpectraSite, Inc. (a)	415,435	14,748
		43,083
TOTAL TELECOMMUNICATION SERVICES		197,150
UTILITIES - 3.5%
Electric Utilities - 2.8%
Black Hills Corp.	100,000	2,848
DTE Energy Co.	164,200	6,621
Entergy Corp.	436,500	20,345
FirstEnergy Corp.	681,477	22,986
FPL Group, Inc.	325,000	19,783
Northeast Utilities	66,200	988
PPL Corp.	520,000	18,824
Southern Co.	716,100	20,831
Common Stocks - continued
	Shares	Value (Note 1) (000s)
UTILITIES - continued
Electric Utilities - continued
TXU Corp.	1,427,400	$ 28,434
Wisconsin Energy Corp.	47,000	1,238
		142,898
Multi-Utilities & Unregulated Power - 0.7%
AES Corp. (a)	1,470,000	8,835
Equitable Resources, Inc.	197,900	7,603
SCANA Corp.	579,700	18,400
		34,838
TOTAL UTILITIES		177,736
TOTAL COMMON STOCKS (Cost $5,073,586)		4,782,264
Convertible Preferred Stocks - 2.4%

CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Six Flags, Inc. $1.8125 PIERS	210,000	3,911
FINANCIALS - 0.3%
Diversified Financials - 0.2%
Union Pacific Capital Trust $3.125 TIDES (d)	238,000	12,198
Insurance - 0.1%
Hartford Financial Services Group, Inc. $3.00	88,800	3,992
TOTAL FINANCIALS		16,190
HEALTH CARE - 0.3%
Health Care Equipment & Supplies - 0.3%
Baxter International, Inc. $3.50	402,000	17,688
MATERIALS - 0.4%
Containers & Packaging - 0.4%
Owens-Illinois, Inc. $2.375	681,200	17,711
UTILITIES - 1.3%
Electric Utilities - 1.0%
Ameren Corp. $2.438 ACES	431,500	11,806
Cinergy Corp. $4.75 PRIDES	182,000	10,329
Convertible Preferred Stocks - continued
	Shares	Value (Note 1) (000s)
UTILITIES - continued
Electric Utilities - continued
Dominion Resources, Inc. $4.375	410,000	$ 21,091
TXU Corp. $4.063 PRIDES	300,000	9,390
		52,616
Gas Utilities - 0.3%
KeySpan Corp. $4.375 MEDS	300,000	15,102
TOTAL UTILITIES		67,718
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $140,089)		123,218
Nonconvertible Bonds - 0.3%
	Principal Amount (000s)
UTILITIES - 0.3%
Multi-Utilities & Unregulated Power - 0.3%
AES Corp.:
9.375% 9/15/10	$ 11,000	10,780
9.5% 6/1/09	3,330	3,263
		14,043
TOTAL NONCONVERTIBLE BONDS (Cost $10,550)		14,043
Money Market Funds - 3.6%
	Shares
Fidelity Cash Central Fund, 1.29% (b)	143,875,826	143,876
Fidelity Securities Lending Cash Central Fund, 1.3% (b)	40,117,150	40,117
TOTAL MONEY MARKET FUNDS (Cost $183,993)		183,993
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $5,408,218)		5,103,518
NET OTHER ASSETS - (0.4)%		(22,325)
NET ASSETS - 100%		$ 5,081,193
Security Type Abbreviations
ACES	-	Automatic Common Exchange Securities
MEDS	-	Mandatorily Exchangeable Debt Securities
PIERS	-	Preferred Income Equity Redeemable Securities
PRIDES	-	Preferred Redeemable Increased Dividend Equity Securities
TIDES	-	Term Income Deferred Equity Securities
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Affiliated company

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $12,198,000 or 0.2% of net assets.

Other Information
Purchases and sales of securities, other than short-term securities, aggregated $731,091,000 and $1,007,975,000, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $77,000 for the period.
Income Tax Information
At October 31, 2002, the fund had a capital loss carryforward of approximately $162,422,000 all of which will expire on October 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)		April 30, 2003 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $38,256) (cost $5,408,218) - See accompanying schedule		$ 5,103,518
Receivable for investments sold		33,959
Receivable for fund shares sold		4,983
Dividends receivable		4,781
Interest receivable		378
Other receivables		103
Total assets		5,147,722

Liabilities
Payable to custodian bank	$ 1,614
Payable for investments purchased	14,525
Payable for fund shares redeemed	6,331
Accrued management fee	3,171
Other payables and accrued expenses	771
Collateral on securities loaned, at value	40,117
Total liabilities		66,529

Net Assets		$ 5,081,193
Net Assets consist of:
Paid in capital		$ 5,616,435
Undistributed net investment income		9,572
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(240,118)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(304,696)
Net Assets, for 106,482 shares outstanding		$ 5,081,193
Net Asset Value, offering price and redemption price per share ($5,081,193 ÷ 106,482 shares)		$ 47.72

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands		Six months ended April 30, 2003 (Unaudited)

Investment Income
Dividends (including $196 received from affiliated issuers)		$ 41,668
Interest		1,766
Security lending		845
Total income		44,279

Expenses
Management fee Basic fee	$ 14,479
Performance adjustment	4,589
Transfer agent fees	5,666
Accounting and security lending fees	341
Non-interested trustees' compensation	10
Depreciation in deferred trustee compensation account	(6)
Custodian fees and expenses	58
Registration fees	33
Audit	14
Legal	22
Miscellaneous	329
Total expenses before reductions	25,535
Expense reductions	(426)	25,109
Net investment income (loss)		19,170
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(75,660)
Foreign currency transactions	5
Total net realized gain (loss)		(75,655)
Change in net unrealized appreciation (depreciation) on: Investment securities	410,534
Assets and liabilities in foreign currencies	1
Total change in net unrealized appreciation (depreciation)		410,535
Net gain (loss)		334,880
Net increase (decrease) in net assets resulting from operations		$ 354,050

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2003 (Unaudited)	Year ended October 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 19,170	$ 57,440
Net realized gain (loss)	(75,655)	73,206
Change in net unrealized appreciation (depreciation)	410,535	(482,355)
Net increase (decrease) in net assets resulting from operations	354,050	(351,709)
Distributions to shareholders from net investment income	(39,316)	(50,683)
Share transactions Net proceeds from sales of shares	589,915	2,855,309
Reinvestment of distributions	37,763	49,020
Cost of shares redeemed	(844,751)	(2,085,330)
Net increase (decrease) in net assets resulting from share transactions	(217,073)	818,999
Total increase (decrease) in net assets	97,661	416,607

Net Assets
Beginning of period	4,983,532	4,566,925
End of period (including undistributed net investment income of $9,572 and undistributed net investment income of $46,106, respectively)	$ 5,081,193	$ 4,983,532
Other Information Shares
Sold	12,823	54,399
Issued in reinvestment of distributions	805	965
Redeemed	(18,617)	(41,804)
Net increase (decrease)	(4,989)	13,560

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 44.71	$ 46.64	$ 42.79	$ 48.54	$ 51.90	$ 60.74
Income from Investment Operations
Net investment income (loss) D	.18	.52 F	.63	.80	.76	.60
Net realized and unrealized gain (loss)	3.19	(1.94) F	4.17	(.20)	3.58	(1.01)
Total from invest-ment operations	3.37	(1.42)	4.80	.60	4.34	(.41)
Distributions from net investment income	(.36)	(.51)	(.95)	(.73)	(.55)	(.48)
Distributions from net realized gain	-	-	-	(5.62)	(7.15)	(7.95)
Total distributions	(.36)	(.51)	(.95)	(6.35)	(7.70)	(8.43)
Net asset value, end of period	$ 47.72	$ 44.71	$ 46.64	$ 42.79	$ 48.54	$ 51.90
Total Return B,C	7.55%	(3.18)%	11.37%	1.24%	9.24%	(1.33)%
Ratios to Average Net Assets E
Expenses before expense reductions	1.03% A	.97%	.81%	.51%	.56%	.63%
Expenses net of voluntary waivers, if any	1.03% A	.97%	.81%	.51%	.56%	.63%
Expenses net of all reductions	1.01% A	.95%	.77%	.48%	.54%	.61%
Net investment income (loss)	.77% A	1.02% F	1.29%	1.87%	1.50%	1.06%
Supplemental Data
Net assets, end of period (in millions)	$ 5,081	$ 4,984	$ 4,567	$ 3,220	$ 4,679	$ 5,892
Portfolio turnover rate	30% A	42%	49%	48%	50%	36%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of thefund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

F Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2003 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity® Value Fund (the fund) is a fund of Fidelity Capital Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. The fund estimates the components of distributions received from Real Estate Trusts (REITs). Distributions received in excess of income are recorded as a reduction of cost of investments and/or realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund will treat a portion of the proceeds from shares redeemed as a distribution from net investment income for income tax purposes. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to foreign currency transactions, prior period premium and discount on debt securities,

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

market discount, non-taxable dividends, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 516,051	|
Unrealized depreciation	(822,003)
Net unrealized appreciation (depreciation)	$ (305,952)
Cost for federal income tax purposes	$ 5,409,470

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .77% of the fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .23% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $527 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $412 for the period. In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and transfer agent expenses by $1 and $13, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

8. Transactions with Affiliated Companies.

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:

Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
Albany International Corp. Class A	$ 614	$ -	$ 196	$ 42,580
iDine Rewards Network, Inc.	377	-	-	13,338
Merix Corp.	2,199	-	-	5,330
OMNOVA Solutions, Inc.	-	-	-	9,364
TOTALS	$ 3,190	$ -	$ 196	$ 70,612

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
2300 Litton Lane - KH2B
Hebron, KY 41048

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
2300 Litton Lane - KH2GC
Hebron, KY 41048-9397

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
2300 Litton Lane - KH2GC
Hebron, KY 41048-9397

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
West Palm Beach, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

Semiannual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

6005 West Park Boulevard
Plano, TX 75093

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

Mellon Bank, N.A.
Pittsburgh, PA

Fidelity's Growth Funds

Aggressive Growth Fund

Blue Chip Growth Fund

Capital Appreciation Fund

Contrafund ®

Contrafund® II

Disciplined Equity Fund

Dividend Growth Fund

Export and Multinational Fund

Fidelity Fifty ®

Fidelity Value Discovery Fund

Focused Stock Fund

Growth Company Fund

Independence Fund

Large Cap Stock Fund

Leveraged Company Stock Fund

Low-Priced Stock Fund

Magellan® Fund

Mid-Cap Stock Fund

New Millennium Fund®

OTC Portfolio

Small Cap Independence Fund

Small Cap Stock Fund

Stock Selector

Structured Large Cap Growth Fund

Structured Large Cap Value Fund

Structured Mid Cap Growth Fund

Structured Mid Cap Value Fund

Tax Managed Stock Fund

Trend Fund

Value Fund

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

VAL-USAN-0603
1.784919.100

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Reserved

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Reserved

Item 9. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Capital Trust disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fidelity Capital Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There were no significant changes in Fidelity Capital Trust internal controls or in other factors that could significantly affect these controls subsequent to the date of the evaluation referenced in (a)(i) above.

Item 10. Exhibits

(a)		Not applicable.
(b)	(1)	Certification pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 99.CERT.
	(2)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Capital Trust

By:	/s/Maria Dwyer
Maria Dwyer
President and Treasurer

Date:	June 19, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Maria Dwyer
Maria Dwyer
President and Treasurer

Date:	June 19, 2003
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	June 19, 2003